American Balanced Fund®
Investment portfolio
September 30, 2022
unaudited
Common stocks 59.30% Health care 11.06%	Shares	Value (000)
UnitedHealth Group, Inc.	9,438,331	$4,766,735
Pfizer, Inc.	60,567,719	2,650,443
CVS Health Corp.	22,320,234	2,128,681
Eli Lilly and Company	4,644,996	1,501,959
Cigna Corp.	4,891,627	1,357,280
Thermo Fisher Scientific, Inc.	2,072,784	1,051,295
Johnson & Johnson	6,300,000	1,029,168
AbbVie, Inc.	7,494,021	1,005,773
Gilead Sciences, Inc.	11,900,731	734,156
AstraZeneca PLC	5,429,260	597,056
Vertex Pharmaceuticals, Inc.[1]	1,862,000	539,123
Centene Corp.[1]	6,217,263	483,765
Elevance Health, Inc.	929,039	422,007
Abbott Laboratories	4,069,038	393,720
Bristol-Myers Squibb Company	4,208,381	299,174
Regeneron Pharmaceuticals, Inc.[1]	350,000	241,105
Zoetis, Inc., Class A	1,406,741	208,606
ResMed, Inc.	707,000	154,338
Novartis AG	1,680,620	128,119
Catalent, Inc.[1]	1,393,000	100,797
Merck & Co., Inc.	1,030,839	88,776
		19,882,076
Information technology 10.54%
Microsoft Corp.	27,194,339	6,333,562
Broadcom, Inc.	9,594,413	4,260,015
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	22,612,082	1,550,284
ASML Holding NV (New York registered) (ADR)	2,523,702	1,048,219
ASML Holding NV	492,107	204,122
Apple, Inc.	6,908,611	954,770
KLA Corp.	2,221,736	672,364
Intel Corp.	25,100,000	646,827
Mastercard, Inc., Class A	2,126,091	604,533
Applied Materials, Inc.	6,345,647	519,899
Visa, Inc., Class A	2,232,320	396,572
Fidelity National Information Services, Inc.	4,852,354	366,692
TE Connectivity, Ltd.	3,308,205	365,094
Automatic Data Processing, Inc.	1,025,000	231,845
Arista Networks, Inc.[1]	1,260,000	142,241
Paychex, Inc.	1,266,994	142,169
Micron Technology, Inc.	2,415,000	120,992
SK hynix, Inc.	1,890,000	108,445
Adobe, Inc.[1]	313,932	86,394
Shopify, Inc., Class A, subordinate voting shares[1]	2,960,000	79,742
American Balanced Fund — Page 1 of 44

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Ceridian HCM Holding, Inc.[1]	1,158,000	$64,709
DocuSign, Inc.[1]	900,000	48,123
		18,947,613
Consumer discretionary 6.82%
Home Depot, Inc.	9,027,889	2,491,156
Amazon.com, Inc.[1]	15,069,580	1,702,862
Dollar General Corp.	4,745,888	1,138,349
General Motors Company	28,425,125	912,162
D.R. Horton, Inc.	11,914,000	802,408
Target Corp.	4,928,429	731,330
Darden Restaurants, Inc.	5,318,343	671,813
Dollar Tree Stores, Inc.[1]	4,064,600	553,192
Las Vegas Sands Corp.[1]	13,500,000	506,520
LVMH Moët Hennessy-Louis Vuitton SE	679,957	399,702
McDonald’s Corp.	1,713,000	395,258
Lennar Corp., Class A	5,000,000	372,750
VF Corp.	10,938,568	327,172
Booking Holdings, Inc.[1]	181,085	297,561
Industria de Diseño Textil, SA	10,211,953	210,932
Restaurant Brands International, Inc.	3,600,006	191,448
TJX Companies, Inc.	2,247,128	139,592
Chipotle Mexican Grill, Inc.[1]	84,909	127,598
Marriott International, Inc., Class A	609,583	85,427
Aramark	2,340,858	73,035
YUM! Brands, Inc.	616,000	65,505
NIKE, Inc., Class B	757,900	62,997
		12,258,769
Financials 6.33%
JPMorgan Chase & Co.	15,731,631	1,643,956
Chubb, Ltd.	5,399,861	982,127
Synchrony Financial	22,145,238	624,274
Bank of America Corp.	18,894,292	570,608
Aon PLC, Class A	2,068,427	554,070
Blackstone, Inc., nonvoting shares	5,916,745	495,232
Wells Fargo & Company	11,178,000	449,579
Capital One Financial Corp.	4,339,000	399,926
Fifth Third Bancorp	12,427,734	397,190
Discover Financial Services	4,295,747	390,569
Arthur J. Gallagher & Co.	2,236,366	382,911
BlackRock, Inc.	675,700	371,824
M&T Bank Corp.	2,070,953	365,150
HDFC Bank, Ltd.	19,703,000	341,412
East West Bancorp, Inc.	4,919,195	330,275
CME Group, Inc., Class A	1,644,345	291,263
Morgan Stanley	3,655,117	288,791
Berkshire Hathaway, Inc., Class B1	1,011,213	270,014
Apollo Asset Management, Inc.	4,944,116	229,901
KeyCorp	14,155,873	226,777
Brookfield Asset Management, Inc., Class A	5,509,000	225,263
S&P Global, Inc.	702,159	214,404
PNC Financial Services Group, Inc.	1,387,668	207,345
Blue Owl Capital, Inc., Class A2	21,385,307	197,386
Toronto-Dominion Bank (CAD denominated)	2,700,023	165,596
American Balanced Fund — Page 2 of 44

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Progressive Corp.	1,189,429	$138,224
Intercontinental Exchange, Inc.	1,424,363	128,691
Marsh & McLennan Companies, Inc.	857,380	127,998
Nasdaq, Inc.	2,221,860	125,935
KKR & Co., Inc.	2,754,520	118,444
Arch Capital Group, Ltd.[1]	1,850,944	84,292
AIA Group, Ltd.	4,970,000	41,264
		11,380,691
Consumer staples 5.48%
Philip Morris International, Inc.	39,973,428	3,318,194
Altria Group, Inc.	30,220,972	1,220,323
Archer Daniels Midland Company	13,488,059	1,085,114
British American Tobacco PLC	23,153,188	827,944
British American Tobacco PLC (ADR)	3,714,000	131,847
Nestlé SA	8,449,093	914,865
General Mills, Inc.	7,135,184	546,626
Keurig Dr Pepper, Inc.	11,499,535	411,913
Constellation Brands, Inc., Class A	1,529,916	351,391
Procter & Gamble Company	2,685,327	339,023
Anheuser-Busch InBev SA/NV (ADR)[2]	4,899,061	221,242
Anheuser-Busch InBev SA/NV	1,085,664	49,113
Kellogg Co.	2,373,573	165,343
Estée Lauder Companies, Inc., Class A	636,444	137,408
Mondelez International, Inc.	2,451,717	134,428
		9,854,774
Energy 5.25%
Pioneer Natural Resources Company	8,309,521	1,799,261
Canadian Natural Resources, Ltd. (CAD denominated)	33,247,013	1,547,604
ConocoPhillips	13,347,991	1,366,033
Chevron Corp.	8,015,380	1,151,570
Halliburton Company	29,136,350	717,337
TC Energy Corp. (CAD denominated)	15,275,500	615,289
EQT Corp.	12,574,000	512,390
Baker Hughes Co., Class A	17,500,506	366,811
Coterra Energy, Inc.	10,011,441	261,499
Hess Corp.	2,000,000	217,980
Schlumberger, Ltd.	4,793,115	172,073
Enbridge, Inc. (CAD denominated)	3,331,292	123,523
Enbridge, Inc.	1,284,384	47,651
Exxon Mobil Corp.	1,865,000	162,833
HF Sinclair Corp.	2,604,000	140,199
Enviva, Inc.[2]	2,331,423	140,025
Valero Energy Corp.	633,000	67,636
Tourmaline Oil Corp.	497,700	25,866
		9,435,580
Industrials 4.75%
Northrop Grumman Corp.[2]	2,470,885	1,162,107
L3Harris Technologies, Inc.	4,605,212	957,101
Lockheed Martin Corp.	2,001,614	773,203
Caterpillar, Inc.	4,456,908	731,289
Carrier Global Corp.	18,015,289	640,624
United Parcel Service, Inc., Class B	2,800,613	452,411
American Balanced Fund — Page 3 of 44

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Jacobs Solutions, Inc.	4,000,000	$433,960
TransDigm Group, Inc.	655,963	344,262
CSX Corp.	12,339,368	328,721
Boeing Company[1]	2,569,071	311,063
Waste Management, Inc.	1,863,000	298,471
Quanta Services, Inc.	2,289,000	291,596
Norfolk Southern Corp.	1,297,952	272,116
Rockwell Automation	1,220,035	262,442
Raytheon Technologies Corp.	2,665,000	218,157
General Electric Co.	3,235,255	200,295
PACCAR, Inc.	2,132,704	178,486
Airbus SE, non-registered shares	1,691,941	146,171
Cintas Corp.	351,377	136,401
Honeywell International, Inc.	739,124	123,411
Huntington Ingalls Industries, Inc.	555,000	122,932
AMETEK, Inc.	641,003	72,696
ABB, Ltd.	1,779,844	45,833
Robert Half International, Inc.	445,789	34,103
		8,537,851
Communication services 4.00%
Alphabet, Inc., Class C1	18,720,520	1,799,978
Alphabet, Inc., Class A1	6,167,180	589,891
Comcast Corp., Class A	49,657,815	1,456,464
Charter Communications, Inc., Class A1	3,207,222	972,911
Meta Platforms, Inc., Class A1	6,437,989	873,506
Netflix, Inc.[1]	2,701,048	635,935
Activision Blizzard, Inc.	5,930,300	440,859
Verizon Communications, Inc.	3,406,199	129,333
AT&T, Inc.	7,670,000	117,658
ZoomInfo Technologies, Inc.[1]	2,605,000	108,524
Take-Two Interactive Software, Inc.[1]	689,920	75,201
		7,200,260
Materials 2.13%
Linde PLC	2,861,727	771,493
Wheaton Precious Metals Corp.[2]	13,795,000	446,406
Vale SA (ADR), ordinary nominative shares	31,409,776	418,378
Royal Gold, Inc.[3]	3,610,000	338,690
Shin-Etsu Chemical Co., Ltd.	3,000,000	297,911
Corteva, Inc.	5,097,000	291,294
CF Industries Holdings, Inc.	2,723,000	262,089
Nucor Corp.	1,894,500	202,693
Franco-Nevada Corp.[2]	1,276,573	152,485
Agnico Eagle Mines, Ltd.	3,208,000	135,474
Grupo México, SAB de CV, Series B	37,571,000	127,080
Rio Tinto PLC	2,158,000	116,885
Dow, Inc.	2,591,965	113,865
Anglo American PLC	2,132,000	64,404
LyondellBasell Industries NV	783,906	59,012
Lundin Mining Corp.	7,812,000	39,474
		3,837,633
American Balanced Fund — Page 4 of 44

unaudited
Common stocks (continued) Real estate 2.01%	Shares	Value (000)
Crown Castle, Inc. REIT	6,702,260	$968,812
VICI Properties, Inc. REIT	21,963,967	655,624
Iron Mountain, Inc. REIT	11,890,977	522,846
Sun Communities, Inc. REIT	3,095,089	418,858
Equinix, Inc. REIT	612,808	348,590
Gaming and Leisure Properties, Inc. REIT	5,295,482	234,272
Extra Space Storage, Inc. REIT	1,304,915	225,372
Digital Realty Trust, Inc. REIT	1,735,000	172,077
American Tower Corp. REIT	294,000	63,122
		3,609,573
Utilities 0.93%
CenterPoint Energy, Inc.	24,469,141	689,540
Sempra Energy	2,855,804	428,199
NextEra Energy, Inc.	3,092,545	242,487
AES Corp.	10,665,000	241,029
National Grid PLC	7,327,000	75,614
		1,676,869
Total common stocks (cost: $76,633,228,000)		106,621,689
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 3.608% noncumulative preferred shares[4,5]	7,440	5,933
Total preferred securities (cost: $5,208,000)		5,933
Convertible stocks 0.11% Health care 0.11%
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	996,147	100,830
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	71,365	96,164
Total convertible stocks (cost: $187,491,000)		196,994
Investment funds 5.14%
Capital Group Central Corporate Bond Fund[3]	1,160,117,132	9,246,133
Total investment funds (cost: $11,513,133,000)		9,246,133
Bonds, notes & other debt instruments 30.96% Mortgage-backed obligations 10.77% Federal agency mortgage-backed obligations 9.86%	Principal amount (000)
Fannie Mae Pool #BE7150 3.50% 2032[6]	USD137	130
Fannie Mae Pool #AS0727 3.50% 2033[6]	72	68
Fannie Mae Pool #555880 5.50% 2033[6]	767	782
Fannie Mae Pool #555956 5.50% 2033[6]	679	700
Fannie Mae Pool #357399 5.50% 2033[6]	71	74
Fannie Mae Pool #MA2138 3.50% 2035[6]	159	149
Fannie Mae Pool #AA0914 5.00% 2035[6]	208	209
Fannie Mae Pool #745092 6.50% 2035[6]	746	772
Fannie Mae Pool #887695 6.00% 2036[6]	254	267
American Balanced Fund — Page 5 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #888292 6.00% 2037[6]	USD2,012	$2,116
Fannie Mae Pool #888746 6.50% 2037[6]	472	499
Fannie Mae Pool #256860 6.50% 2037[6]	227	238
Fannie Mae Pool #MA3412 3.50% 2038[6]	301	279
Fannie Mae Pool #MA3280 3.50% 2038[6]	117	108
Fannie Mae Pool #MA3539 4.50% 2038[6]	108	106
Fannie Mae Pool #889658 6.50% 2038[6]	712	747
Fannie Mae Pool #FM1441 3.50% 2039[6]	411	381
Fannie Mae Pool #AD0679 5.50% 2039[6]	19	20
Fannie Mae Pool #AE0395 4.50% 2040[6]	2,520	2,472
Fannie Mae Pool #AE3049 4.50% 2040[6]	1,984	1,941
Fannie Mae Pool #AE5471 4.50% 2040[6]	1,584	1,550
Fannie Mae Pool #AD8536 5.00% 2040[6]	1,142	1,146
Fannie Mae Pool #AE2513 5.00% 2040[6]	808	815
Fannie Mae Pool #932752 5.00% 2040[6]	310	313
Fannie Mae Pool #AE4689 5.00% 2040[6]	262	256
Fannie Mae Pool #MA4501 2.00% 2041[6]	47,685	39,971
Fannie Mae Pool #MA4387 2.00% 2041[6]	32,099	26,930
Fannie Mae Pool #AI2503 4.00% 2041[6]	2,016	1,923
Fannie Mae Pool #AH3575 4.50% 2041[6]	2,494	2,446
Fannie Mae Pool #AI5589 4.50% 2041[6]	38	37
Fannie Mae Pool #AI8121 5.00% 2041[6]	638	642
Fannie Mae Pool #AI0582 5.00% 2041[6]	511	516
Fannie Mae Pool #AH5452 5.00% 2041[6]	378	372
Fannie Mae Pool #AI7218 5.00% 2041[6]	301	295
Fannie Mae Pool #AH9420 5.00% 2041[6]	280	276
Fannie Mae Pool #AH9370 5.00% 2041[6]	270	265
Fannie Mae Pool #AI3894 5.00% 2041[6]	251	245
Fannie Mae Pool #AI4289 5.00% 2041[6]	220	220
Fannie Mae Pool #AH9938 5.00% 2041[6]	174	174
Fannie Mae Pool #AI7159 5.00% 2041[6]	113	110
Fannie Mae Pool #MA0791 5.00% 2041[6]	94	95
Fannie Mae Pool #AI6576 5.00% 2041[6]	88	88
Fannie Mae Pool #AI4296 5.00% 2041[6]	76	77
Fannie Mae Pool #AI7058 5.00% 2041[6]	49	49
Fannie Mae Pool #AI1865 5.00% 2041[6]	23	23
Fannie Mae Pool #AI4563 5.00% 2041[6]	5	5
Fannie Mae Pool #AJ1422 5.00% 2041[6]	4	4
Fannie Mae Pool #FS0305 1.50% 2042[6]	120,451	96,490
Fannie Mae Pool #MA4520 2.00% 2042[6]	78,271	65,608
Fannie Mae Pool #AK2147 5.00% 2042[6]	223	218
Fannie Mae Pool #AT7696 3.50% 2043[6]	4,864	4,472
Fannie Mae Pool #AT7689 3.50% 2043[6]	2,138	1,966
Fannie Mae Pool #AT7680 3.50% 2043[6]	895	823
Fannie Mae Pool #AQ9302 3.50% 2043[6]	526	483
Fannie Mae Pool #AU8813 4.00% 2043[6]	275	262
Fannie Mae Pool #AU9348 4.00% 2043[6]	192	183
Fannie Mae Pool #AU9350 4.00% 2043[6]	155	147
Fannie Mae Pool #AV1538 4.50% 2043[6]	4,158	4,078
Fannie Mae Pool #FM9416 3.50% 2045[6]	82,028	75,055
Fannie Mae Pool #AL8354 3.50% 2045[6]	5,927	5,452
Fannie Mae Pool #FM2795 3.00% 2046[6]	3,886	3,465
Fannie Mae Pool #AS8310 3.00% 2046[6]	3,074	2,735
Fannie Mae Pool #MA2608 3.00% 2046[6]	1,295	1,154
American Balanced Fund — Page 6 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA2771 3.00% 2046[6]	USD1,176	$1,047
Fannie Mae Pool #AL8522 3.50% 2046[6]	9,577	8,810
Fannie Mae Pool #BC0157 3.50% 2046[6]	6,853	6,290
Fannie Mae Pool #AS6789 3.50% 2046[6]	5,598	5,148
Fannie Mae Pool #AL9499 3.50% 2046[6]	5,426	4,938
Fannie Mae Pool #AS7168 3.50% 2046[6]	3,835	3,527
Fannie Mae Pool #BD9665 4.00% 2046[6]	938	891
Fannie Mae Pool #BC7611 4.00% 2046[6]	456	431
Fannie Mae Pool #BF0364 3.00% 2047[6]	22,099	20,552
Fannie Mae Pool #BM1179 3.00% 2047[6]	3,705	3,297
Fannie Mae Pool #BM3528 3.50% 2047[6]	35,575	32,729
Fannie Mae Pool #BH4022 3.50% 2047[6]	16,842	15,375
Fannie Mae Pool #CA0854 3.50% 2047[6]	7,668	7,015
Fannie Mae Pool #CA0770 3.50% 2047[6]	4,706	4,315
Fannie Mae Pool #BE3151 3.50% 2047[6]	1,226	1,127
Fannie Mae Pool #BE3162 3.50% 2047[6]	1,130	1,039
Fannie Mae Pool #BH6387 3.50% 2047[6]	368	336
Fannie Mae Pool #BH7779 3.50% 2047[6]	30	27
Fannie Mae Pool #CA0453 4.00% 2047[6]	19,714	18,651
Fannie Mae Pool #MA3149 4.00% 2047[6]	13,472	12,759
Fannie Mae Pool #MA3183 4.00% 2047[6]	3,310	3,141
Fannie Mae Pool #BM4413 4.50% 2047[6]	7,192	6,988
Fannie Mae Pool #CA0623 4.50% 2047[6]	2,979	2,889
Fannie Mae Pool #BE9242 4.50% 2047[6]	21	20
Fannie Mae Pool #257030 6.50% 2047[6]	44	43
Fannie Mae Pool #947661 6.50% 2047[6]	8	8
Fannie Mae Pool #256975 7.00% 2047[6]	39	40
Fannie Mae Pool #920015 7.00% 2047[6]	16	17
Fannie Mae Pool #257036 7.00% 2047[6]	12	12
Fannie Mae Pool #256893 7.00% 2047[6]	7	8
Fannie Mae Pool #BF0293 3.00% 2048[6]	69,160	61,048
Fannie Mae Pool #BF0323 3.00% 2048[6]	32,491	28,686
Fannie Mae Pool #BF0325 3.50% 2048[6]	42,221	38,581
Fannie Mae Pool #BF0318 3.50% 2048[6]	31,437	28,728
Fannie Mae Pool #BM4033 3.50% 2048[6]	20,348	18,615
Fannie Mae Pool #CA1532 3.50% 2048[6]	9,584	8,793
Fannie Mae Pool #BM3714 3.50% 2048[6]	5,938	5,433
Fannie Mae Pool #BJ6760 3.50% 2048[6]	3,935	3,600
Fannie Mae Pool #BM3332 3.50% 2048[6]	1,511	1,382
Fannie Mae Pool #BK1198 4.00% 2048[6]	1,797	1,699
Fannie Mae Pool #BM2007 4.00% 2048[6]	514	485
Fannie Mae Pool #BJ4342 4.00% 2048[6]	235	220
Fannie Mae Pool #FM1784 4.00% 2048[6]	218	206
Fannie Mae Pool #CA1542 4.00% 2048[6]	153	145
Fannie Mae Pool #CA1015 4.00% 2048[6]	63	60
Fannie Mae Pool #MA3277 4.00% 2048[6]	50	47
Fannie Mae Pool #BJ9260 4.00% 2048[6]	17	16
Fannie Mae Pool #BJ2751 4.50% 2048[6]	6,115	5,920
Fannie Mae Pool #BK1135 4.50% 2048[6]	376	360
Fannie Mae Pool #CA2642 4.50% 2048[6]	166	161
Fannie Mae Pool #BJ8318 4.50% 2048[6]	87	84
Fannie Mae Pool #BJ5829 4.50% 2048[6]	63	61
Fannie Mae Pool #CA4533 3.00% 2049[6]	36,759	32,559
Fannie Mae Pool #CA4756 3.00% 2049[6]	19,679	17,378
American Balanced Fund — Page 7 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BO4808 3.00% 2049[6]	USD14,964	$13,189
Fannie Mae Pool #CA3807 3.00% 2049[6]	5,041	4,466
Fannie Mae Pool #CA3806 3.00% 2049[6]	3,258	2,900
Fannie Mae Pool #CA4800 3.50% 2049[6]	55,602	50,861
Fannie Mae Pool #FM2318 3.50% 2049[6]	25,026	22,823
Fannie Mae Pool #FM3280 3.50% 2049[6]	21,438	19,623
Fannie Mae Pool #CA4079 3.50% 2049[6]	21,243	19,345
Fannie Mae Pool #CA3068 3.50% 2049[6]	5,776	5,276
Fannie Mae Pool #CA4112 3.50% 2049[6]	1,076	983
Fannie Mae Pool #CA3814 3.50% 2049[6]	946	864
Fannie Mae Pool #BO5349 3.50% 2049[6]	56	51
Fannie Mae Pool #BO1345 3.50% 2049[6]	33	31
Fannie Mae Pool #FM1913 4.00% 2049[6]	3,651	3,455
Fannie Mae Pool #CA3976 4.00% 2049[6]	1,628	1,536
Fannie Mae Pool #CA3184 4.00% 2049[6]	289	273
Fannie Mae Pool #CA4432 4.00% 2049[6]	182	171
Fannie Mae Pool #FM1668 4.00% 2049[6]	162	153
Fannie Mae Pool #CA6579 2.00% 2050[6]	51,336	41,929
Fannie Mae Pool #CA5968 2.50% 2050[6]	49,434	42,230
Fannie Mae Pool #CA7599 2.50% 2050[6]	40,143	34,017
Fannie Mae Pool #MA4096 2.50% 2050[6]	14,116	11,965
Fannie Mae Pool #CA7606 3.00% 2050[6]	112,094	98,869
Fannie Mae Pool #CA8285 3.00% 2050[6]	52,964	46,884
Fannie Mae Pool #CA8046 3.00% 2050[6]	35,708	31,630
Fannie Mae Pool #CB0457 2.50% 2051[6]	192,660	162,832
Fannie Mae Pool #CB2375 2.50% 2051[6]	85,314	72,252
Fannie Mae Pool #CB2319 2.50% 2051[6]	84,496	71,487
Fannie Mae Pool #CB2372 2.50% 2051[6]	40,471	34,317
Fannie Mae Pool #BT9483 2.50% 2051[6]	32,150	27,200
Fannie Mae Pool #BT9510 2.50% 2051[6]	31,984	27,060
Fannie Mae Pool #CA8828 2.50% 2051[6]	27,027	23,022
Fannie Mae Pool #CB2371 2.50% 2051[6]	23,574	19,950
Fannie Mae Pool #CB2373 2.50% 2051[6]	14,718	12,456
Fannie Mae Pool #CA9308 3.00% 2051[6]	132,435	116,187
Fannie Mae Pool #CA8870 3.00% 2051[6]	120,802	106,174
Fannie Mae Pool #FM8453 3.00% 2051[6]	55,047	48,566
Fannie Mae Pool #FM9632 3.00% 2051[6]	46,138	40,529
Fannie Mae Pool #FM9631 3.00% 2051[6]	19,424	17,085
Fannie Mae Pool #CA8969 3.00% 2051[6]	1,420	1,246
Fannie Mae Pool #CB2765 2.00% 2052[6]	66,934	54,845
Fannie Mae Pool #CB2882 3.00% 2052[6]	85,064	74,692
Fannie Mae Pool #FS0647 3.00% 2052[6]	11,739	10,408
Fannie Mae Pool #FS0972 3.50% 2052[6]	7,468	6,825
Fannie Mae Pool #BF0189 3.00% 2057[6]	9,009	7,885
Fannie Mae Pool #BF0174 3.00% 2057[6]	5,766	5,053
Fannie Mae Pool #BF0177 3.00% 2057[6]	5,578	4,881
Fannie Mae Pool #BF0145 3.50% 2057[6]	121,226	110,250
Fannie Mae Pool #BF0219 3.50% 2057[6]	26,931	24,523
Fannie Mae Pool #BF0262 3.00% 2058[6]	472	413
Fannie Mae Pool #BF0226 3.50% 2058[6]	38,310	35,119
Fannie Mae Pool #BF0332 3.00% 2059[6]	69,926	61,204
Fannie Mae Pool #BF0497 3.00% 2060[6]	57,104	49,674
Fannie Mae Pool #BF0481 3.50% 2060[6]	97,108	87,944
Fannie Mae Pool #BF0548 3.00% 2061[6]	61,002	52,854
American Balanced Fund — Page 8 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0547 3.00% 2061[6]	USD40,268	$35,333
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]	189	189
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]	10	10
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.496% 2023[5,6]	283	281
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.62% 2024[5,6]	698	676
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 2024[5,6]	380	371
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.656% 2024[5,6]	469	452
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[5,6]	10,399	10,118
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[5,6]	4,138	4,074
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]	20	19
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]	526	508
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]	431	422
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]	49	49
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.554% 2026[5,6]	29,460	27,060
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[5,6]	20,382	19,136
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.164% 2027[5,6]	22,596	21,256
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[6]	337	279
Freddie Mac Pool #D97504 6.50% 2027[6]	95	96
Freddie Mac Pool #C91130 6.50% 2027[6]	52	54
Freddie Mac Pool #C91150 6.50% 2028[6]	85	88
Freddie Mac Pool #G16210 3.50% 2032[6]	35	33
Freddie Mac Pool #ZA2384 3.50% 2035[6]	210	198
Freddie Mac Pool #C91912 3.00% 2037[6]	16,880	15,471
Freddie Mac Pool #C91917 3.00% 2037[6]	7,578	6,940
Freddie Mac Pool #G06028 5.50% 2037[6]	142	143
Freddie Mac Pool #A56076 5.50% 2037[6]	12	13
Freddie Mac Pool #ZT1449 3.00% 2038[6]	7,843	7,175
Freddie Mac Pool #ZA2505 3.50% 2038[6]	80	74
Freddie Mac Pool #G08248 5.50% 2038[6]	43	44
Freddie Mac Pool #G05979 5.50% 2038[6]	21	22
Freddie Mac Pool #G04552 6.00% 2038[6]	382	403
Freddie Mac Pool #G05546 5.50% 2039[6]	86	89
Freddie Mac Pool #G05937 4.50% 2040[6]	2,513	2,468
Freddie Mac Pool #A90351 4.50% 2040[6]	108	103
Freddie Mac Pool #Q03821 4.50% 2041[6]	383	374
Freddie Mac Pool #A97543 4.50% 2041[6]	380	368
Freddie Mac Pool #A97669 4.50% 2041[6]	164	161
Freddie Mac Pool #Q01190 4.50% 2041[6]	87	84
Freddie Mac Pool #Q03795 4.50% 2041[6]	30	29
Freddie Mac Pool #Q01160 5.00% 2041[6]	135	136
Freddie Mac Pool #Q11220 3.50% 2042[6]	446	410
Freddie Mac Pool #V80026 3.00% 2043[6]	29	26
Freddie Mac Pool #G07921 3.50% 2043[6]	379	349
Freddie Mac Pool #Q23190 4.00% 2043[6]	232	221
Freddie Mac Pool #Q23185 4.00% 2043[6]	191	182
Freddie Mac Pool #Q26734 4.00% 2044[6]	1,746	1,663
Freddie Mac Pool #760014 2.77% 2045[5,6]	741	723
Freddie Mac Pool #SD0480 3.50% 2045[6]	10,048	9,276
Freddie Mac Pool #Q37988 4.00% 2045[6]	4,487	4,253
Freddie Mac Pool #G60344 4.00% 2045[6]	3,783	3,611
Freddie Mac Pool #Z40130 3.00% 2046[6]	15,195	13,645
Freddie Mac Pool #G60744 3.50% 2046[6]	1,881	1,731
Freddie Mac Pool #V82628 4.00% 2046[6]	8,569	8,149
Freddie Mac Pool #Q40476 4.00% 2046[6]	2,661	2,529
American Balanced Fund — Page 9 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q40458 4.00% 2046[6]	USD554	$523
Freddie Mac Pool #Q41909 4.50% 2046[6]	318	307
Freddie Mac Pool #760015 2.546% 2047[5,6]	5,150	4,975
Freddie Mac Pool #G61733 3.00% 2047[6]	18,438	16,409
Freddie Mac Pool #ZS4747 3.50% 2047[6]	17,647	16,154
Freddie Mac Pool #G61295 3.50% 2047[6]	5,787	5,327
Freddie Mac Pool #ZS4735 3.50% 2047[6]	156	143
Freddie Mac Pool #ZS4726 3.50% 2047[6]	25	23
Freddie Mac Pool #G08775 4.00% 2047[6]	11,941	11,273
Freddie Mac Pool #V83507 4.00% 2047[6]	1,881	1,782
Freddie Mac Pool #G60928 4.50% 2047[6]	2,605	2,528
Freddie Mac Pool #G61628 3.50% 2048[6]	6,708	6,141
Freddie Mac Pool #G61662 3.50% 2048[6]	5,606	5,134
Freddie Mac Pool #Q54547 4.00% 2048[6]	7,970	7,543
Freddie Mac Pool #ZA5889 4.00% 2048[6]	3,881	3,669
Freddie Mac Pool #SI2002 4.00% 2048[6]	33	31
Freddie Mac Pool #QA5118 3.50% 2049[6]	37,107	33,783
Freddie Mac Pool #V85664 3.50% 2049[6]	31,403	28,627
Freddie Mac Pool #SD7508 3.50% 2049[6]	9,999	9,043
Freddie Mac Pool #SD7506 4.00% 2049[6]	48,920	46,254
Freddie Mac Pool #RA1744 4.00% 2049[6]	728	686
Freddie Mac Pool #SD7528 2.00% 2050[6]	107,554	87,832
Freddie Mac Pool #RA6406 2.00% 2051[6]	6,162	5,034
Freddie Mac Pool #SD7548 2.50% 2051[6]	468,336	396,848
Freddie Mac Pool #RA5259 2.50% 2051[6]	229,380	193,781
Freddie Mac Pool #SD7545 2.50% 2051[6]	75,638	64,088
Freddie Mac Pool #RA6483 2.50% 2051[6]	74,522	63,049
Freddie Mac Pool #RA5971 3.00% 2051[6]	54,146	47,628
Freddie Mac Pool #SD7554 2.50% 2052[6]	40,805	34,521
Freddie Mac Pool #SD7553 3.00% 2052[6]	239,096	210,566
Freddie Mac Pool #RA7938 5.00% 2052[6]	64,150	62,672
Freddie Mac, Series T041, Class 3A, 4.461% 2032[5,6]	827	797
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	870	880
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[6]	15,893	15,643
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[6]	211	211
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[6]	43,181	42,397
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[6]	11,156	10,731
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[5,6]	58,789	57,324
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[6]	27,390	26,217
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[6]	99,804	83,309
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	36,256	34,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[5,6]	35,817	33,679
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[5,6]	16,002	15,060
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[6]	5,407	5,070
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[5,6]	21,406	20,271
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[5,6]	7,570	6,995
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	24,646	23,574
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	15,342	14,170
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	6,235	5,774
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	71,535	68,268
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]	39,923	37,451
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[6]	7,882	7,526
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[6]	11,058	10,211
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[6]	29,407	28,036
American Balanced Fund — Page 10 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[6]	USD24,325	$22,549
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[6]	5,521	4,973
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[6]	1,427	1,178
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[6]	14,275	13,618
Government National Mortgage Assn. 2.00% 2052[6,7]	210,333	175,218
Government National Mortgage Assn. 2.50% 2052[6,7]	3,058	2,628
Government National Mortgage Assn. 3.00% 2052[6,7]	250,000	221,026
Government National Mortgage Assn. 4.00% 2052[6,7]	350,000	326,936
Government National Mortgage Assn. 4.50% 2052[6,7]	500,000	478,282
Government National Mortgage Assn. 4.50% 2052[6,7]	485,829	465,162
Government National Mortgage Assn. 5.00% 2052[6,7]	159,743	156,387
Government National Mortgage Assn. 5.00% 2052[6,7]	18,200	17,795
Government National Mortgage Assn. 5.50% 2052[6,7]	74,300	74,045
Government National Mortgage Assn. 5.50% 2052[6,7]	6,673	6,670
Government National Mortgage Assn. Pool #004291 6.00% 2038[6]	1,312	1,410
Government National Mortgage Assn. Pool #783219 4.00% 2041[6]	3,464	3,338
Government National Mortgage Assn. Pool #MA1601 4.00% 2044[6]	40	38
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[6]	3,143	3,084
Government National Mortgage Assn. Pool #MA3107 4.50% 2045[6]	74	73
Government National Mortgage Assn. Pool #MA3873 3.00% 2046[6]	23,395	20,974
Government National Mortgage Assn. Pool #MA4901 4.00% 2047[6]	19,007	18,059
Government National Mortgage Assn. Pool #MA4587 4.00% 2047[6]	11,406	10,837
Government National Mortgage Assn. Pool #MA4779 4.00% 2047[6]	2,349	2,232
Government National Mortgage Assn. Pool #MA4653 4.00% 2047[6]	1,977	1,878
Government National Mortgage Assn. Pool #MA5191 3.50% 2048[6]	22,987	21,202
Government National Mortgage Assn. Pool #MA5078 4.00% 2048[6]	21,289	20,227
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[6]	491	465
Government National Mortgage Assn. Pool #MA5193 4.50% 2048[6]	3,881	3,777
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[6]	1,396	1,356
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[6]	23,849	21,930
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[6]	4,898	4,742
Government National Mortgage Assn. Pool #MA5818 4.50% 2049[6]	1,034	1,000
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[6]	566	548
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[6]	411	397
Government National Mortgage Assn. Pool #MA6341 4.50% 2049[6]	401	387
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[6]	9,053	8,804
Government National Mortgage Assn. Pool #MA7140 4.50% 2051[6]	418	405
Government National Mortgage Assn. Pool #710085 5.035% 2061[6]	3	3
Uniform Mortgage-Backed Security 2.50% 2037[6,7]	121,072	109,599
Uniform Mortgage-Backed Security 2.00% 2052[6,7]	1,885,579	1,527,172
Uniform Mortgage-Backed Security 2.00% 2052[6,7]	602,203	487,691
Uniform Mortgage-Backed Security 2.50% 2052[6,7]	898,334	752,126
Uniform Mortgage-Backed Security 2.50% 2052[6,7]	176,638	148,248
Uniform Mortgage-Backed Security 3.00% 2052[6,7]	791,287	688,945
Uniform Mortgage-Backed Security 3.00% 2052[6,7]	300,000	261,139
Uniform Mortgage-Backed Security 3.50% 2052[6,7]	317,268	285,456
Uniform Mortgage-Backed Security 3.50% 2052[6,7]	58,845	52,974
Uniform Mortgage-Backed Security 4.00% 2052[6,7]	1,243,600	1,153,342
Uniform Mortgage-Backed Security 4.00% 2052[6,7]	389,393	361,421
Uniform Mortgage-Backed Security 4.50% 2052[6,7]	1,764,900	1,679,985
Uniform Mortgage-Backed Security 4.50% 2052[6,7]	843,247	803,523
Uniform Mortgage-Backed Security 5.00% 2052[6,7]	2,022,000	1,967,669
Uniform Mortgage-Backed Security 5.00% 2052[6,7]	86,579	84,361
American Balanced Fund — Page 11 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 2052[6,7]	USD545,675	$541,412
Uniform Mortgage-Backed Security 5.50% 2052[6,7]	3,276	3,257
		17,727,235
Commercial mortgage-backed securities 0.57%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[6]	405	370
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[6]	3,422	3,183
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[6]	4,013	3,526
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[6]	515	474
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[6]	795	735
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,6]	9,618	9,119
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	17,962	14,833
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[5,6]	12,752	11,107
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 3.793% 2036[4,5,6]	11,890	11,633
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[6]	11,250	10,379
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[6]	9,988	9,413
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[6]	17,048	13,939
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,6]	3,073	2,940
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[5,6]	32,560	30,867
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[6]	8,000	6,912
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 4.615% 2039[4,5,6]	8,311	8,153
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 5.164% 2039[4,5,6]	6,340	6,182
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 4.743% 2037[4,5,6]	23,495	23,195
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 3.407% 2034[4,5,6]	34,729	33,069
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.518% 2036[4,5,6]	43,661	41,752
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.717% 2036[4,5,6]	73,046	69,438
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 3.768% 2036[4,5,6]	2,020	1,898
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 4.115% 2036[4,5,6]	24,867	23,249
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 4.336% 2037[4,5,6]	29,984	29,176
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 5.684% 2037[4,5,6]	4,725	4,439
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 3.488% 2038[4,5,6]	54,183	51,893
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 3.668% 2038[4,5,6]	45,534	43,787
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.033% 2035[4,5,6]	12,425	11,791
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[6]	12,890	11,851
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[6]	1,533	1,503
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	800	737
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[6]	2,395	2,257
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,5,6]	1,070	1,056
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	1,279	1,245
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[6]	15,135	14,577
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[6]	3,412	3,330
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[5,6]	701	649
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[5,6]	1,000	914
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	550	505
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.898% 2038[4,5,6]	18,724	18,166
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 4.198% 2038[4,5,6]	15,184	14,643
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 4.518% 2038[4,5,6]	10,888	10,490
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 5.068% 2038[4,5,6]	4,792	4,601
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[6]	49,523	41,344
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,6]	27,847	21,471
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[6]	3,463	3,363
American Balanced Fund — Page 12 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 3.576% 2024[4,5,6]	USD5,925	$5,830
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 4.226% 2024[4,5,6]	2,272	2,231
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 4.269% 2024[4,5,6]	2,196	2,158
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 4.452% 2024[4,5,6]	5,081	4,915
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[6]	1,568	1,442
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[6]	405	376
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[6]	19,842	16,265
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[6]	12,784	12,586
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[6]	930	854
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[6]	2,520	2,360
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,6]	39,275	34,035
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[4,6]	13,882	11,830
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 2039[4,5,6]	11,849	9,783
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,6]	12,316	10,248
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,6]	8,015	7,508
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.868% 2038[4,5,6]	43,218	41,842
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 4.218% 2038[4,5,6]	7,617	7,321
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,6]	72,851	61,780
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 3.619% 2026[4,5,6]	16,128	15,549
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[6]	2,441	2,385
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[6]	8,016	7,805
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[6]	1,505	1,469
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[6]	1,600	1,523
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[6]	972	911
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	2,490	2,337
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.749% 2049[5,6]	704	640
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,6]	25,630	20,600
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 3.549% 2038[4,5,6]	25,963	24,814
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 3.846% 2039[4,5,6]	54,009	51,901
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[6]	9,337	8,852
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[5,6]	750	688
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[6]	455	416
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[6]	10,015	9,437
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[6]	4,008	3,476
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	800	743
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[6]	795	739
		1,017,803
Collateralized mortgage-backed obligations (privately originated) 0.34%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,5,6]	6,621	5,696
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,6]	679	645
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[4,6,8]	18,529	16,999
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 4.684% 2029[4,5,6]	6,938	6,932
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[4,5,6]	9,789	8,832
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,5,6]	3,836	3,496
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,5,6]	2,469	2,351
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,6]	12,398	11,144
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[4,6,8]	25,280	22,462
American Balanced Fund — Page 13 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,5,6]	USD1,862	$1,811
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,5,6]	3,876	3,660
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[4,5,6]	6,481	5,965
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[4,5,6]	6,035	5,840
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 2.33% 2033[5,6]	287	273
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[4,5,6]	31,251	29,612
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,5,6]	928	857
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,5,6]	16,109	13,704
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 3.031% 2041[4,5,6]	1,943	1,925
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[4,5,6]	8,162	8,072
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,6]	17,513	15,868
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,5,6]	14,723	12,850
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[6]	219	219
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[6]	83	81
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[6]	740	694
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,6]	60,356	62,518
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,6]	14,071	15,031
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[4,6]	2,188	2,146
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[4,6]	1,942	1,977
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,5,6]	25,825	20,633
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,5,6]	19,827	15,841
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,5,6]	18,565	14,833
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,5,6]	18,054	14,424
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,5,6]	17,346	13,859
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 6.384% 2027[5,6]	3,803	3,839
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 3.581% 2042[4,5,6]	17,027	16,733
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[4,5,6]	13,630	13,501
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 4.435% 2042[4,5,6]	5,513	5,489
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,5,6]	37,986	32,919
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,6]	16,189	14,068
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,6]	3,902	3,117
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[4,5,6]	13,817	13,818
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,5,6]	6,877	6,412
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[4,6,8]	13,666	12,585
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.934% 2055[4,5,6]	32,320	31,142
Mill City Mortgage Trust, Series 15-1, Class M2, 3.643% 2056[4,5,6]	4,040	4,015
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.864% 2022[4,5,6]	30,254	28,939
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,5,6]	755	726
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[4,5,6]	22,496	17,974
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,5,6]	40,158	33,342
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[4,6]	7,764	7,052
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,5,6]	4,108	3,989
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[4,5,6]	2,708	2,680
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[4,5,6]	7,292	7,194
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[4,5,6]	1,438	1,436
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[4,5,6]	8,460	7,925
American Balanced Fund — Page 14 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[4,5,6]	USD9,394	$9,008
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,6]	624	559
		619,712
Total mortgage-backed obligations		19,364,750
U.S. Treasury bonds & notes 9.74% U.S. Treasury 5.04%
U.S. Treasury 1.375% 2022	4,007	4,003
U.S. Treasury 1.625% 2022	38,812	38,680
U.S. Treasury 0.125% 2023	5,735	5,522
U.S. Treasury 1.375% 2023	36,605	35,864
U.S. Treasury 2.50% 2023	5,993	5,953
U.S. Treasury 2.625% 2023	4,079	3,995
U.S. Treasury 2.75% 2023	99	98
U.S. Treasury 0.25% 2024	74,120	69,873
U.S. Treasury 0.375% 2024	120,000	111,285
U.S. Treasury 2.25% 2024	74,340	71,295
U.S. Treasury 2.25% 2024	49,560	48,228
U.S. Treasury 2.50% 2024	60,223	58,773
U.S. Treasury 3.00% 2024	72,001	70,418
U.S. Treasury 3.25% 2024	125,945	123,640
U.S. Treasury 2.00% 2025	29,740	28,223
U.S. Treasury 2.125% 2025	24,780	23,472
U.S. Treasury 2.75% 2025	113,990	109,280
U.S. Treasury 2.75% 2025	10,675	10,259
U.S. Treasury 2.875% 2025	114,981	110,339
U.S. Treasury 3.00% 2025	178,410	172,045
U.S. Treasury 3.125% 2025	38,400	37,209
U.S. Treasury 3.50% 2025	155,927	152,681
U.S. Treasury 0.75% 2026	37	32
U.S. Treasury 0.875% 2026	2,380	2,094
U.S. Treasury 1.125% 2026	79,610	70,587
U.S. Treasury 2.00% 2026	47,200	43,361
U.S. Treasury 2.25% 2026	52,663	49,336
U.S. Treasury 6.50% 2026	39,650	43,056
U.S. Treasury 0.625% 2027	117,280	98,342
U.S. Treasury 1.125% 2027	930	819
U.S. Treasury 2.25% 2027	11,150	10,310
U.S. Treasury 2.375% 2027	4,310	3,996
U.S. Treasury 2.75% 2027	47,800	44,998
U.S. Treasury 3.125% 2027	839,905	805,284
U.S. Treasury 3.25% 2027	242,903	234,033
U.S. Treasury 6.375% 2027	39,650	43,503
U.S. Treasury 1.00% 2028	100,000	84,210
U.S. Treasury 1.25% 2028	195,000	167,073
U.S. Treasury 1.375% 2028	150,000	128,473
U.S. Treasury 1.50% 2028	50,000	43,095
U.S. Treasury 2.75% 2028	10,841	10,149
U.S. Treasury 2.875% 2028	50,318	47,284
U.S. Treasury 3.125% 2028	44,485	42,268
U.S. Treasury 1.625% 2029	24,780	21,369
U.S. Treasury 3.125% 2029	279,575	265,287
U.S. Treasury 3.25% 2029	58,480	55,895
American Balanced Fund — Page 15 of 44

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 5.25% 2029	USD39,650	$42,302
U.S. Treasury 0.625% 2030	114,675	89,863
U.S. Treasury 0.625% 2030	24,780	19,520
U.S. Treasury 1.25% 2031	42,504	34,361
U.S. Treasury 2.75% 2032[9]	951,074	869,600
U.S. Treasury 2.875% 2032	342,466	316,726
U.S. Treasury 4.25% 2039	99,120	103,441
U.S. Treasury 1.125% 2040	39,649	24,823
U.S. Treasury 2.00% 2041	6,986	5,007
U.S. Treasury 2.25% 2041[9]	140,792	106,576
U.S. Treasury 2.375% 2042	29,288	22,451
U.S. Treasury 2.75% 2042	32,660	26,560
U.S. Treasury 3.25% 2042	677,197	601,032
U.S. Treasury 3.375% 2042[9]	378,510	342,909
U.S. Treasury 2.875% 2043	36,090	29,767
U.S. Treasury 3.125% 2043	47,605	40,950
U.S. Treasury 3.125% 2044	39,447	33,729
U.S. Treasury 3.625% 2044	24,780	23,036
U.S. Treasury 2.50% 2045	51,860	39,558
U.S. Treasury 3.00% 2045	24,780	20,695
U.S. Treasury 3.00% 2045	24,780	20,688
U.S. Treasury 2.75% 2047	99,300	79,424
U.S. Treasury 3.00% 2047	59,532	49,863
U.S. Treasury 3.00% 2048	4,007	3,373
U.S. Treasury 2.00% 2050	72,853	50,083
U.S. Treasury 1.875% 2051	25,500	16,874
U.S. Treasury 2.00% 2051	5,468	3,736
U.S. Treasury 2.375% 2051	16,475	12,333
U.S. Treasury 2.25% 2052[9]	294,660	214,123
U.S. Treasury 2.875% 2052[9]	2,386,387	2,002,056
U.S. Treasury 3.00% 2052[9]	247,606	213,891
		9,065,339
U.S. Treasury inflation-protected securities 4.70%
U.S. Treasury Inflation-Protected Security 0.625% 2023[10]	413,799	407,528
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	228,404	219,604
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	102,517	98,961
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]	407,647	395,878
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	38,475	37,549
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	735,469	694,767
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	131,104	124,296
U.S. Treasury Inflation-Protected Security 0.25% 2025[10]	430,431	411,604
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	653,044	623,622
U.S. Treasury Inflation-Protected Security 2.375% 2025[10]	77,898	78,095
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	1,402,163	1,309,328
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	1,350,267	1,257,627
U.S. Treasury Inflation-Protected Security 0.125% 2027[10]	1,418,514	1,307,430
U.S. Treasury Inflation-Protected Security 0.375% 2027[10]	327,250	305,589
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	175,489	164,950
U.S. Treasury Inflation-Protected Security 1.75% 2028[10]	37,703	37,337
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	261,683	246,114
U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	7,134	6,309
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	222,808	194,692
U.S. Treasury Inflation-Protected Security 0.625% 2043[10]	29,124	22,434
American Balanced Fund — Page 16 of 44

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.375% 2044[10]	USD47,888	$42,699
U.S. Treasury Inflation-Protected Security 1.00% 2046[10]	24,692	20,043
U.S. Treasury Inflation-Protected Security 0.25% 2050[10]	3,179	2,089
U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	269,247	169,305
U.S. Treasury Inflation-Protected Security 0.125% 2052[9,10]	436,937	276,896
		8,454,746
Total U.S. Treasury bonds & notes		17,520,085
Corporate bonds, notes & loans 6.96% Financials 2.38%
AerCap Holdings NV 6.50% 2025	7,190	7,182
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	23,000	21,862
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	65,961	60,320
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	48,625	41,081
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	58,191	46,719
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	26,947	20,299
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	18,017	13,098
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	14,504	9,660
Ally Financial, Inc. 8.00% 2031	7,500	7,857
American Express Co. 2.25% 2025	20,000	18,765
American Express Co. 2.55% 2027	13,925	12,423
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[8]	15,687	14,281
American International Group, Inc. 2.50% 2025	11,150	10,414
American International Group, Inc. 4.375% 2050	4,240	3,406
Arthur J. Gallagher & Co. 3.50% 2051	5,791	3,949
Banco Santander, SA 5.147% 2025	13,000	12,622
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[8]	20,600	17,066
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	21,127	17,384
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[8]	10,000	9,509
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	19,820	17,309
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[8]	12,694	11,011
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[8]	3,490	3,103
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[8]	22,000	20,642
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[8]	86,250	82,961
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[8]	69,705	56,699
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[8]	16,073	12,033
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[8]	2,895	2,217
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[8]	19,105	14,959
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[8]	22,000	19,735
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[8]	71,581	66,498
BNP Paribas 4.375% 2025[4]	5,700	5,418
BNP Paribas 4.375% 2026[4]	6,350	5,995
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,8]	31,320	26,726
BNP Paribas 1.675% 2027 (USD-SOFR + 0.912% on 6/30/2026)[4,8]	2,408	2,040
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[4,8]	83,056	71,018
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,8]	24,859	19,474
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,8]	30,232	22,901
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[8]	34,875	33,144
Capital One Financial Corp. 4.985% 2026 (USD-SOFR + 2.16% on 7/24/2025)[8]	22,000	21,520
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[8]	21,500	20,505
Charles Schwab Corp. 3.45% 2026	1,616	1,557
Charles Schwab Corp. 2.45% 2027	14,200	12,763
American Balanced Fund — Page 17 of 44

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Charles Schwab Corp. 2.90% 2032	USD20,000	$16,509
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	10,606	7,769
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	16,783	15,436
Citigroup, Inc. 5.61% 2026 (USD-SOFR + 1.546% on 12/29/2025)[8]	41,750	41,549
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[8]	61,105	54,531
Citigroup, Inc. 4.658% 2028 (USD-SOFR + 1.887% on 5/24/2027)[8]	26,121	24,845
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	5,370	4,420
CME Group, Inc. 3.75% 2028	2,230	2,107
Corebridge Financial, Inc. 3.50% 2025[4]	19,009	18,078
Corebridge Financial, Inc. 3.65% 2027[4]	43,861	40,120
Corebridge Financial, Inc. 3.85% 2029[4]	29,794	26,296
Corebridge Financial, Inc. 3.90% 2032[4]	16,820	14,226
Corebridge Financial, Inc. 4.35% 2042[4]	1,622	1,252
Corebridge Financial, Inc. 4.40% 2052[4]	3,907	2,981
Crédit Agricole SA 4.375% 2025[4]	5,460	5,249
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,8]	17,106	15,308
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,8]	13,656	11,638
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,8]	22,137	21,968
Credit Suisse Group AG 3.80% 2023	7,287	7,173
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,8]	3,275	2,982
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,8]	21,750	18,930
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,8]	45,037	36,675
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,8]	6,200	5,066
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,8]	16,846	13,271
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,8]	42,057	29,574
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[4,8]	20,000	19,247
Danske Bank AS 1.549% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,8]	45,000	37,794
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,8]	14,225	12,679
Deutsche Bank AG 3.30% 2022	13,571	13,534
Deutsche Bank AG 3.95% 2023	63,683	63,406
Deutsche Bank AG 0.898% 2024	19,230	17,776
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[8]	45,250	43,115
Deutsche Bank AG 3.70% 2024	67,754	65,733
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[8]	36,850	34,428
Deutsche Bank AG 4.50% 2025	2,400	2,234
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	107,878	91,703
Deutsche Bank AG 4.10% 2026	26,686	25,244
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	41,091	33,381
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[8]	83,986	68,287
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[8]	24,890	19,012
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[8]	44,600	37,725
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[8]	121,291	103,877
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[8]	40,366	35,068
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[8]	60,638	55,245
Goldman Sachs Group, Inc. 4.482% 2028 (USD-SOFR + 1.725% on 8/23/2027)[8]	22,000	20,667
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[8]	108,358	86,195
Groupe BPCE SA 2.75% 2023[4]	2,510	2,499
Groupe BPCE SA 5.70% 2023[4]	13,830	13,681
Groupe BPCE SA 4.625% 2024[4]	33,950	32,899
Groupe BPCE SA 5.15% 2024[4]	39,440	38,485
Groupe BPCE SA 1.625% 2025[4]	24,000	22,054
American Balanced Fund — Page 18 of 44

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 1.00% 2026[4]	USD25,000	$21,625
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,8]	7,975	6,933
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,8]	325	235
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[8]	2,350	2,183
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[8]	3,250	2,720
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[8]	2,247	2,067
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[8]	5,940	5,034
Huarong Finance 2017 Co., Ltd. 4.25% 2027	47,000	35,661
Huarong Finance II Co., Ltd. 5.50% 2025	44,000	39,655
Intesa Sanpaolo SpA 3.375% 2023[4]	68,977	68,603
Intesa Sanpaolo SpA 3.25% 2024[4]	5,540	5,221
Intesa Sanpaolo SpA 5.017% 2024[4]	78,202	72,974
Intesa Sanpaolo SpA 3.875% 2027[4]	70,094	60,956
Intesa Sanpaolo SpA 3.875% 2028[4]	43,573	37,683
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[8]	61,442	56,388
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[8]	15,000	14,452
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[8]	92,000	77,902
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	45,000	39,841
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[8]	53,000	49,712
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	37,189	35,746
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[8]	54,174	43,981
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[8]	1,196	1,078
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[8]	19,912	18,388
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[8]	21,318	18,585
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[8]	3,200	3,193
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]	22,400	20,598
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]	3,100	2,637
Lloyds Banking Group PLC 3.75% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]	37,368	33,633
Lloyds Banking Group PLC 4.976% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[8]	21,560	18,868
Marsh & McLennan Companies, Inc. 3.875% 2024	2,500	2,467
Marsh & McLennan Companies, Inc. 4.375% 2029	3,750	3,567
Marsh & McLennan Companies, Inc. 2.25% 2030	7,010	5,572
Metropolitan Life Global Funding I 2.95% 2030[4]	10,000	8,584
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	12,500	12,004
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[8]	46,000	41,918
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	16,520	15,342
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]	48,000	40,949
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[8]	34,600	29,367
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[8]	24,000	20,766
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[8]	23,000	21,440
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	960	811
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]	34,000	28,949
American Balanced Fund — Page 19 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mizuho Financial Group, Inc. 5.669% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[8]	USD20,740	$19,972
Moody’s Corp. 4.25% 2032	5,465	4,960
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[8]	23,000	21,448
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[8]	9,785	9,533
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[8]	83,064	70,845
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[8]	14,536	12,720
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[8]	22,000	20,604
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[8]	9,995	7,312
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[8]	31,624	23,789
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[8]	14,421	11,418
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[8]	8,669	7,802
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[8]	2,854	1,995
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[8]	3,130	3,007
MSCI, Inc. 3.25% 2033[4]	26,400	20,429
National Australia Bank, Ltd. 1.887% 2027[4]	15,000	13,264
New York Life Global Funding 2.35% 2026[4]	2,970	2,708
Northwestern Mutual Global Funding 1.75% 2027[4]	46,700	40,557
Power Financial Corp., Ltd. 5.25% 2028	3,067	2,910
Power Financial Corp., Ltd. 6.15% 2028	2,760	2,722
Power Financial Corp., Ltd. 4.50% 2029	4,446	3,991
Power Financial Corp., Ltd. 3.95% 2030	9,727	8,209
Prudential Financial, Inc. 4.35% 2050	7,760	6,422
Prudential Financial, Inc. 3.70% 2051	945	698
Royal Bank of Canada 1.15% 2025	4,420	3,994
Santander Holdings USA, Inc. 3.40% 2023	31,220	31,094
Santander Holdings USA, Inc. 3.50% 2024	41,605	40,350
Santander Holdings USA, Inc. 2.49% 2028[8]	28,375	23,699
State Street Corp. 4.164% 2033 (USD-SOFR + 1.726% on 8/4/2032)[8]	14,240	12,870
Sumitomo Mitsui Banking Corp. 2.174% 2027	8,800	7,678
Synchrony Bank 5.40% 2025	21,000	20,493
Synchrony Bank 5.625% 2027	21,000	20,136
Synchrony Financial 4.25% 2024	12,369	12,071
Synchrony Financial 4.375% 2024	11,550	11,351
Toronto-Dominion Bank 2.65% 2024	7,113	6,837
Toronto-Dominion Bank 1.25% 2026	19,849	17,013
Toronto-Dominion Bank 1.95% 2027	10,000	8,711
Toronto-Dominion Bank 2.45% 2032	7,500	5,786
Travelers Companies, Inc. 4.00% 2047	3,380	2,741
U.S. Bancorp 4.548% 2028 (USD-SOFR + 1.66% on 7/27/2027)[8]	21,000	20,255
UBS Group AG 4.125% 2025[4]	4,030	3,851
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,8]	1,350	1,155
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,8]	39,750	33,441
UBS Group AG 4.751% 2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,8]	22,350	21,008
UniCredit SpA 4.625% 2027[4]	5,540	4,995
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,8]	29,627	24,437
Unum Group 3.875% 2025	5,045	4,833
Vigorous Champion International, Ltd. 4.25% 2029	3,162	2,706
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[8]	45,118	42,152
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	12,889	12,328
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	108,694	98,553
American Balanced Fund — Page 20 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 4.808% 2028 (USD-SOFR + 1.98% on 7/25/2027)[8]	USD46,221	$44,130
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[8]	21,635	17,804
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[8]	2,650	2,294
Westpac Banking Corp. 2.75% 2023	6,880	6,854
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	3,750	3,451
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[8]	3,750	3,196
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]	28,300	20,857
Westpac Banking Corp. 2.963% 2040	12,915	8,267
		4,279,040
Consumer discretionary 0.92%
Alibaba Group Holding, Ltd. 3.15% 2051	4,560	2,678
Amazon.com, Inc. 1.20% 2027	6,250	5,345
Amazon.com, Inc. 2.70% 2060	2,770	1,643
American Honda Finance Corp. 3.50% 2028	2,500	2,303
Bayerische Motoren Werke AG 3.45% 2023[4]	4,943	4,916
Daimler Trucks Finance North America, LLC 1.125% 2023[4]	24,000	22,870
Daimler Trucks Finance North America, LLC 1.625% 2024[4]	14,750	13,617
Daimler Trucks Finance North America, LLC 3.50% 2025[4]	8,050	7,650
Daimler Trucks Finance North America, LLC 2.00% 2026[4]	22,985	19,810
Daimler Trucks Finance North America, LLC 3.65% 2027[4]	15,255	13,974
Daimler Trucks Finance North America, LLC 2.375% 2028[4]	12,025	9,824
Daimler Trucks Finance North America, LLC 2.50% 2031[4]	18,675	14,171
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	31,720	31,318
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	16,430	16,133
General Motors Company 6.125% 2025	32,572	32,615
General Motors Company 6.80% 2027	24,419	24,711
General Motors Company 5.40% 2029	20,194	18,646
General Motors Company 5.60% 2032	21,000	18,772
General Motors Financial Co. 3.25% 2023	8,417	8,371
General Motors Financial Co. 3.70% 2023	11,361	11,282
General Motors Financial Co. 2.75% 2025	36,850	33,984
General Motors Financial Co. 3.80% 2025	35,600	33,941
General Motors Financial Co. 1.25% 2026	9,250	7,960
General Motors Financial Co. 1.50% 2026	65,812	56,008
General Motors Financial Co. 4.00% 2026	4,991	4,622
General Motors Financial Co. 2.35% 2027	56,507	48,023
General Motors Financial Co. 2.70% 2027	55,425	47,011
General Motors Financial Co. 2.40% 2028	51,121	40,449
General Motors Financial Co. 2.40% 2028	22,789	18,258
General Motors Financial Co. 4.30% 2029	18,400	16,012
General Motors Financial Co. 3.60% 2030	5,785	4,693
General Motors Financial Co. 2.35% 2031	43,356	31,524
General Motors Financial Co. 2.70% 2031	36,632	26,945
Home Depot, Inc. 1.50% 2028	15,000	12,445
Home Depot, Inc. 2.95% 2029	2,390	2,122
Home Depot, Inc. 1.875% 2031	10,000	7,760
Hyundai Capital America 2.85% 2022[4]	15,347	15,326
Hyundai Capital America 1.25% 2023[4]	13,111	12,616
Hyundai Capital America 2.375% 2023[4]	39,473	39,134
Hyundai Capital America 5.75% 2023[4]	9,000	9,029
American Balanced Fund — Page 21 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 0.875% 2024[4]	USD21,810	$20,162
Hyundai Capital America 1.00% 2024[4]	93,880	85,842
Hyundai Capital America 3.40% 2024[4]	36,500	35,177
Hyundai Capital America 1.80% 2025[4]	3,275	2,916
Hyundai Capital America 2.65% 2025[4]	51,765	48,290
Hyundai Capital America 5.875% 2025[4]	9,000	9,023
Hyundai Capital America 1.30% 2026[4]	23,790	20,603
Hyundai Capital America 1.50% 2026[4]	26,208	22,287
Hyundai Capital America 1.65% 2026[4]	66,550	56,153
Hyundai Capital America 2.375% 2027[4]	27,070	22,639
Hyundai Capital America 3.00% 2027[4]	35,725	31,781
Hyundai Capital America 1.80% 2028[4]	21,000	16,759
Hyundai Capital America 2.00% 2028[4]	20,408	16,276
Hyundai Capital America 2.10% 2028[4]	26,350	20,724
Hyundai Capital Services, Inc. 2.125% 2025[4]	6,975	6,394
Hyundai Capital Services, Inc. 1.25% 2026[4]	9,245	8,047
KIA Corp. 2.375% 2025[4]	13,200	12,281
Marriott International, Inc. 5.75% 2025	1,305	1,319
Marriott International, Inc. 3.125% 2026	1,640	1,515
Marriott International, Inc. 2.85% 2031	710	559
Marriott International, Inc. 2.75% 2033	21,521	15,656
McDonald’s Corp. 4.60% 2032	1,275	1,219
Nissan Motor Acceptance Co., LLC 1.125% 2024[4]	21,300	19,375
Nissan Motor Acceptance Co., LLC 1.85% 2026[4]	48,361	39,334
Nissan Motor Acceptance Co., LLC 2.45% 2028[4]	30,175	22,762
Nissan Motor Co., Ltd. 3.043% 2023[4]	800	778
Nissan Motor Co., Ltd. 3.522% 2025[4]	30,055	27,668
Nissan Motor Co., Ltd. 2.00% 2026[4]	42,000	35,565
Nissan Motor Co., Ltd. 4.345% 2027[4]	39,000	33,669
Nissan Motor Co., Ltd. 2.75% 2028[4]	53,150	41,919
Nissan Motor Co., Ltd. 4.81% 2030[4]	44,660	36,241
Sands China, Ltd. 2.80% 2027[8]	8,630	6,870
Stellantis Finance US, Inc. 1.711% 2027[4]	37,275	31,071
Stellantis Finance US, Inc. 5.625% 2028[4]	10,000	9,648
Stellantis Finance US, Inc. 2.691% 2031[4]	29,155	20,837
Stellantis Finance US, Inc. 6.375% 2032[4]	25,740	23,849
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,000	3,450
Toyota Motor Credit Corp. 0.80% 2026	15,815	13,942
Toyota Motor Credit Corp. 1.90% 2027	10,000	8,828
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	10,113	9,693
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	20,301	17,846
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	10,544	10,013
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	9,250	9,053
Volkswagen Group of America Finance, LLC 4.35% 2027[4]	21,650	20,362
		1,646,906
Utilities 0.65%
AEP Transmission Co., LLC 3.65% 2050	2,925	2,159
American Electric Power Company, Inc. 1.00% 2025	2,200	1,930
Baltimore Gas & Electric 4.55% 2052	4,325	3,724
Comisión Federal de Electricidad 4.688% 2029[4]	40,160	33,681
Consumers Energy Co. 3.10% 2050	7,500	5,083
Duke Energy Carolinas, LLC 3.95% 2028	5,340	5,009
Duke Energy Corp. 0.90% 2025	4,575	4,056
American Balanced Fund — Page 22 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 4.50% 2032	USD29,650	$26,853
Duke Energy Corp. 3.50% 2051	10,000	6,748
Duke Energy Progress, LLC 3.70% 2046	2,250	1,703
Duke Energy Progress, LLC 2.50% 2050	1,026	610
Duke Energy Progress, LLC 2.90% 2051	474	309
Edison International 3.125% 2022	7,625	7,612
Edison International 3.55% 2024	38,511	37,009
Edison International 4.95% 2025	750	736
Edison International 5.75% 2027	14,328	14,052
Edison International 4.125% 2028	21,895	19,569
Electricité de France SA 4.75% 2035[4]	3,500	2,996
Electricité de France SA 4.875% 2038[4]	7,025	5,793
Electricité de France SA 5.60% 2040	1,475	1,280
Emera US Finance, LP 0.833% 2024	4,800	4,451
Emera US Finance, LP 3.55% 2026	4,430	4,119
Emera US Finance, LP 2.639% 2031	6,400	4,990
Enersis Américas SA 4.00% 2026	4,330	4,094
Entergy Corp. 3.75% 2050	5,850	4,157
Eversource Energy 2.70% 2026	4,085	3,714
FirstEnergy Corp. 3.50% 2028[4]	4,363	3,936
FirstEnergy Corp. 4.10% 2028[4]	3,900	3,618
FirstEnergy Transmission, LLC 2.866% 2028[4]	21,285	18,116
Georgia Power Co. 3.70% 2050	1,000	727
Jersey Central Power & Light Co. 4.30% 2026[4]	1,458	1,401
Jersey Central Power & Light Co. 2.75% 2032[4]	3,000	2,385
Monongahela Power Co. 3.55% 2027[4]	6,225	5,741
NextEra Energy Capital Holdings, Inc. 1.875% 2027	24,000	20,859
NextEra Energy Capital Holdings, Inc. 2.75% 2029	3,422	2,880
NextEra Energy Capital Holdings, Inc. 2.25% 2030	6,265	5,008
Northeast Utilities 3.15% 2025	4,580	4,386
Northern States Power Co. 3.60% 2046	6,750	5,217
Pacific Gas and Electric Co. 3.85% 2023	6,838	6,721
Pacific Gas and Electric Co. 3.40% 2024	4,125	3,929
Pacific Gas and Electric Co. 3.50% 2025	846	764
Pacific Gas and Electric Co. 2.95% 2026	41,014	36,227
Pacific Gas and Electric Co. 3.15% 2026	154,125	138,627
Pacific Gas and Electric Co. 2.10% 2027	4,717	3,820
Pacific Gas and Electric Co. 3.30% 2027	64,306	54,274
Pacific Gas and Electric Co. 3.30% 2027	5,041	4,373
Pacific Gas and Electric Co. 3.00% 2028	21,447	17,706
Pacific Gas and Electric Co. 3.75% 2028	36,497	30,788
Pacific Gas and Electric Co. 4.65% 2028	10,305	9,105
Pacific Gas and Electric Co. 4.55% 2030	128,392	110,173
Pacific Gas and Electric Co. 2.50% 2031	80,655	58,788
Pacific Gas and Electric Co. 3.25% 2031	16,602	12,691
Pacific Gas and Electric Co. 3.30% 2040	13,756	8,835
Pacific Gas and Electric Co. 3.75% 2042	37,848	24,072
Pacific Gas and Electric Co. 3.50% 2050	15,312	9,355
Pennsylvania Electric Co. 3.25% 2028[4]	3,000	2,676
Public Service Electric and Gas Co. 3.05% 2024	3,360	3,231
Public Service Electric and Gas Co. 3.60% 2047	6,175	4,637
Public Service Electric and Gas Co. 3.85% 2049	4,290	3,392
Public Service Electric and Gas Co. 2.05% 2050	5,365	2,924
San Diego Gas & Electric Co. 1.70% 2030	9,175	7,082
American Balanced Fund — Page 23 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 0.975% 2024	USD659	$611
Southern California Edison Co. 2.85% 2029	9,970	8,421
Southern California Edison Co. 4.20% 2029	34,158	31,633
Southern California Edison Co. 2.25% 2030	3,033	2,407
Southern California Edison Co. 2.75% 2032	28,500	22,617
Southern California Edison Co. 5.35% 2035	26,304	24,172
Southern California Edison Co. 5.75% 2035	10,554	10,050
Southern California Edison Co. 5.625% 2036	22,665	21,053
Southern California Edison Co. 5.55% 2037	11,694	10,670
Southern California Edison Co. 5.95% 2038	11,219	10,784
Southern California Edison Co. 4.50% 2040	48,859	39,625
Southern California Edison Co. 4.00% 2047	35,710	26,116
Southern California Edison Co. 4.125% 2048	26,451	19,731
Southern California Edison Co. 4.875% 2049	9,800	8,226
Southern California Edison Co. 3.65% 2050	26,146	17,965
Southern California Edison Co. 3.45% 2052	7,194	4,856
Southern California Edison Co., Series C, 3.60% 2045	11,900	8,172
Southwestern Electric Power Co. 1.65% 2026	13,055	11,524
Southwestern Electric Power Co. 3.25% 2051	390	249
Virginia Electric and Power Co. 2.875% 2029	2,530	2,197
Virginia Electric and Power Co. 2.40% 2032	12,850	10,259
Virginia Electric and Power Co. 2.45% 2050	5,000	2,940
WEC Energy Group, Inc. 2.20% 2028	12,625	10,445
Xcel Energy, Inc. 3.35% 2026	2,560	2,378
Xcel Energy, Inc. 1.75% 2027	25,132	21,749
Xcel Energy, Inc. 2.35% 2031	19,400	15,034
		1,178,785
Industrials 0.64%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	10,369	8,878
Air Lease Corp. 0.80% 2024	38,325	34,941
Air Lease Corp. 2.875% 2026	42,555	38,134
Air Lease Corp. 2.20% 2027	24,000	20,352
Air Lease Corp. 2.10% 2028	27,525	21,475
Avolon Holdings Funding, Ltd. 3.95% 2024[4]	43,930	41,591
Avolon Holdings Funding, Ltd. 2.125% 2026[4]	38,712	32,577
Avolon Holdings Funding, Ltd. 4.25% 2026[4]	22,800	20,469
Avolon Holdings Funding, Ltd. 4.375% 2026[4]	10,390	9,306
Avolon Holdings Funding, Ltd. 2.528% 2027[4]	7,587	5,946
Avolon Holdings Funding, Ltd. 3.25% 2027[4]	26,760	22,444
Avolon Holdings Funding, Ltd. 2.75% 2028[4]	19,820	15,593
Boeing Company 1.95% 2024	9,325	8,953
Boeing Company 4.875% 2025	172,833	168,809
Boeing Company 2.196% 2026	93,775	83,303
Boeing Company 2.75% 2026	105,258	95,403
Boeing Company 3.10% 2026	7,224	6,603
Boeing Company 5.04% 2027	58,867	56,790
Boeing Company 3.25% 2028	87,395	76,371
Boeing Company 3.25% 2028	22,113	19,180
Boeing Company 5.15% 2030	91,052	84,334
Boeing Company 3.625% 2031	3,170	2,636
Boeing Company 3.60% 2034	4,240	3,186
Boeing Company 3.25% 2035	2,744	1,942
Boeing Company 3.50% 2039	821	550
American Balanced Fund — Page 24 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 5.705% 2040	USD3,774	$3,306
Boeing Company 3.90% 2049	7,056	4,626
Boeing Company 3.75% 2050	4,725	3,089
Boeing Company 5.805% 2050	72,319	63,007
Canadian Pacific Railway, Ltd. 1.75% 2026	4,071	3,569
Canadian Pacific Railway, Ltd. 2.45% 2031	8,414	6,745
Canadian Pacific Railway, Ltd. 3.10% 2051	8,853	5,837
Carrier Global Corp. 2.242% 2025	694	649
Carrier Global Corp. 2.493% 2027	555	493
Carrier Global Corp. 3.377% 2040	2,500	1,812
CSX Corp. 3.80% 2028	3,590	3,373
CSX Corp. 4.25% 2029	3,650	3,444
CSX Corp. 4.50% 2052	21,000	17,677
Emerson Electric Co. 1.80% 2027	1,480	1,279
General Electric Capital Corp. 4.418% 2035	2,015	1,808
Honeywell International, Inc. 2.30% 2024	6,660	6,398
L3Harris Technologies, Inc. 1.80% 2031	22,725	17,030
Masco Corp. 1.50% 2028	6,884	5,563
Masco Corp. 2.00% 2031	6,626	4,972
Masco Corp. 3.125% 2051	3,059	1,854
Mexico City Airport Trust 3.875% 2028[4]	920	761
Mexico City Airport Trust 5.50% 2046	1,290	815
Mexico City Airport Trust 5.50% 2047	18,070	11,316
Mexico City Airport Trust 5.50% 2047[4]	5,640	3,532
Norfolk Southern Corp. 3.05% 2050	6,319	4,136
Norfolk Southern Corp. 4.55% 2053	5,030	4,274
Northrop Grumman Corp. 2.93% 2025	7,120	6,796
Raytheon Technologies Corp. 1.90% 2031	2,015	1,541
Siemens AG 1.20% 2026[4]	30,453	26,589
Siemens AG 1.70% 2028[4]	27,140	22,780
Triton Container International, Ltd. 1.15% 2024[4]	10,482	9,554
Triton Container International, Ltd. 3.15% 2031[4]	19,690	14,446
Union Pacific Corp. 3.75% 2025	3,080	3,006
Union Pacific Corp. 2.891% 2036	10,390	7,937
Union Pacific Corp. 3.839% 2060	3,510	2,618
Union Pacific Corp. 3.799% 2071	3,510	2,482
United Technologies Corp. 3.65% 2023	108	107
United Technologies Corp. 4.125% 2028	570	533
		1,159,520
Communication services 0.63%
Alphabet, Inc. 1.90% 2040	11,445	7,366
Alphabet, Inc. 2.25% 2060	10,640	6,018
AT&T, Inc. 2.30% 2027	3,530	3,090
AT&T, Inc. 2.25% 2032	4,055	3,071
AT&T, Inc. 3.50% 2053	13,571	9,065
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	2,500	2,440
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	15,468	12,130
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	12,445	10,327
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	15,000	9,129
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	15,000	9,322
CenturyLink, Inc. 4.00% 2027[4]	42,027	35,386
Comcast Corp. 3.30% 2027	5,000	4,644
Comcast Corp. 3.40% 2030	2,710	2,387
American Balanced Fund — Page 25 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 3.20% 2036	USD7,250	$5,622
Comcast Corp. 3.90% 2038	3,190	2,608
Comcast Corp. 3.75% 2040	2,790	2,200
Comcast Corp. 2.80% 2051	6,250	3,850
Comcast Corp. 2.937% 2056	3,395	2,032
Magallanes, Inc. 3.428% 2024[4]	55,525	53,678
Magallanes, Inc. 3.638% 2025[4]	37,313	35,370
Magallanes, Inc. 3.755% 2027[4]	79,726	71,430
Magallanes, Inc. 4.054% 2029[4]	18,888	16,336
Magallanes, Inc. 4.279% 2032[4]	30,249	24,924
Magallanes, Inc. 5.05% 2042[4]	18,496	13,872
Magallanes, Inc. 5.141% 2052[4]	44,462	32,401
Magallanes, Inc. 5.391% 2062[4]	16,550	12,033
Meta Platforms, Inc. 3.85% 2032[4]	21,560	18,974
Meta Platforms, Inc. 4.45% 2052[4]	18,373	15,025
Netflix, Inc. 3.625% 2025[4]	32,150	30,415
Netflix, Inc. 4.875% 2028	83,996	78,799
Netflix, Inc. 5.875% 2028	186,702	182,647
Netflix, Inc. 5.375% 2029[4]	78,713	74,158
Netflix, Inc. 6.375% 2029	10,500	10,449
Netflix, Inc. 4.875% 2030[4]	49,425	45,276
SBA Tower Trust 1.631% 2026[4]	99,657	85,079
Take-Two Interactive Software, Inc. 3.30% 2024	21,232	20,706
Take-Two Interactive Software, Inc. 4.00% 2032	12,570	10,929
T-Mobile US, Inc. 3.50% 2025	4,090	3,913
T-Mobile US, Inc. 1.50% 2026	3,750	3,296
T-Mobile US, Inc. 2.25% 2026	17,459	15,646
T-Mobile US, Inc. 2.625% 2026	49,883	45,263
T-Mobile US, Inc. 3.75% 2027	5,000	4,621
T-Mobile US, Inc. 2.05% 2028	2,390	1,987
T-Mobile US, Inc. 2.40% 2029	8,271	6,760
T-Mobile US, Inc. 2.625% 2029	22,847	18,910
T-Mobile US, Inc. 2.55% 2031	5,044	4,001
T-Mobile US, Inc. 2.875% 2031	30,841	24,895
T-Mobile US, Inc. 2.70% 2032	19,138	14,968
T-Mobile US, Inc. 3.40% 2052	2,653	1,756
Verizon Communications, Inc. 2.875% 2050	11,150	6,848
Verizon Communications, Inc. 3.55% 2051	5,800	4,091
Vodafone Group PLC 4.375% 2028	5,000	4,713
Vodafone Group PLC 5.25% 2048	2,500	2,077
		1,126,933
Energy 0.57%
Baker Hughes Co. 4.486% 2030	6,120	5,655
Canadian Natural Resources, Ltd. 3.80% 2024	24	23
Canadian Natural Resources, Ltd. 2.05% 2025	4,810	4,390
Canadian Natural Resources, Ltd. 3.85% 2027	35,021	32,397
Canadian Natural Resources, Ltd. 4.95% 2047	971	829
Cenovus Energy, Inc. 5.375% 2025	18,304	18,397
Cenovus Energy, Inc. 4.25% 2027	73,969	69,868
Cenovus Energy, Inc. 5.40% 2047	34,609	29,730
Diamondback Energy, Inc. 4.40% 2051	12,847	9,710
Diamondback Energy, Inc. 4.25% 2052	8,774	6,427
Enbridge Energy Partners, LP 7.375% 2045	24,514	26,714
American Balanced Fund — Page 26 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP, Series B, 7.50% 2038	USD9,250	$9,986
Energy Transfer Operating, LP 5.875% 2024	1,133	1,136
Energy Transfer Operating, LP 5.00% 2050	24,722	19,378
Energy Transfer Partners, LP 4.20% 2023	11,090	10,976
Energy Transfer Partners, LP 4.50% 2024	18,235	17,961
Energy Transfer Partners, LP 6.125% 2045	10,000	8,798
Energy Transfer Partners, LP 5.30% 2047	4,162	3,332
Energy Transfer Partners, LP 6.25% 2049	44,977	40,034
Enterprise Products Operating, LLC 3.90% 2024	4,140	4,069
Equinor ASA 1.75% 2026	9,289	8,361
Equinor ASA 3.625% 2028	14,615	13,637
Exxon Mobil Corp. 2.019% 2024	7,090	6,766
Exxon Mobil Corp. 3.452% 2051	7,500	5,602
Halliburton Company 3.80% 2025	107	103
Kinder Morgan, Inc. 5.45% 2052	15,272	13,267
MPLX, LP 4.875% 2025	5,000	4,906
MPLX, LP 1.75% 2026	5,796	5,078
MPLX, LP 4.125% 2027	5,880	5,491
MPLX, LP 4.50% 2038	3,130	2,527
MPLX, LP 4.70% 2048	8,622	6,593
MPLX, LP 5.50% 2049	12,886	10,972
ONEOK, Inc. 5.85% 2026	18,427	18,498
ONEOK, Inc. 6.35% 2031	3,419	3,357
ONEOK, Inc. 4.95% 2047	1,005	776
ONEOK, Inc. 5.20% 2048	10,046	8,025
ONEOK, Inc. 7.15% 2051	7,405	7,094
Petróleos Mexicanos 3.50% 2023	16,000	15,809
Petróleos Mexicanos 6.875% 2025	31,230	29,417
Petróleos Mexicanos 6.875% 2026	145,339	131,089
Petróleos Mexicanos 6.49% 2027	16,604	13,940
Petróleos Mexicanos 6.50% 2027	146,455	122,898
Petróleos Mexicanos 5.35% 2028	29,740	22,674
Petróleos Mexicanos 6.50% 2029	2,738	2,114
Petróleos Mexicanos 8.75% 2029[4]	19,791	16,967
Petróleos Mexicanos 5.95% 2031	16,804	11,377
Petróleos Mexicanos 6.70% 2032	113,113	79,535
Petróleos Mexicanos 6.75% 2047	5,324	2,977
Pioneer Natural Resources Company 2.15% 2031	14,392	11,108
Plains All American Pipeline, LP 3.80% 2030	3,403	2,857
Qatar Petroleum 2.25% 2031[4]	20,770	16,778
Qatar Petroleum 3.125% 2041[4]	16,190	11,845
Qatar Petroleum 3.30% 2051[4]	14,645	10,433
Sabine Pass Liquefaction, LLC 5.75% 2024	49,560	49,768
Schlumberger BV 4.00% 2025[4]	2,500	2,412
Statoil ASA 3.25% 2024	1,690	1,643
Statoil ASA 4.25% 2041	6,000	5,175
Total Capital International 3.127% 2050	10,000	6,936
TransCanada PipeLines, Ltd. 4.875% 2048	2,500	2,161
TransCanada PipeLines, Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[8]	6,410	5,935
Williams Partners, LP 6.30% 2040	2,669	2,605
Woodside Petroleum, Ltd. 3.65% 2025[4]	3,100	2,954
		1,022,270
American Balanced Fund — Page 27 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.41%	Principal amount (000)	Value (000)
AbbVie, Inc. 2.95% 2026	USD2,310	$2,119
AmerisourceBergen Corp. 0.737% 2023	11,107	10,930
Amgen, Inc. 3.00% 2029	1,350	1,182
Amgen, Inc. 4.05% 2029	36,172	33,323
Amgen, Inc. 4.20% 2033	35,950	32,583
Amgen, Inc. 4.20% 2052	3,129	2,463
Amgen, Inc. 4.875% 2053	16,675	14,695
Amgen, Inc. 4.40% 2062	6,059	4,748
AstraZeneca Finance, LLC 1.20% 2026	12,512	10,978
AstraZeneca Finance, LLC 1.75% 2028	7,483	6,298
AstraZeneca Finance, LLC 2.25% 2031	3,337	2,717
AstraZeneca PLC 3.375% 2025	5,000	4,773
Banner Health 1.897% 2031	5,000	3,843
Banner Health 2.913% 2051	6,675	4,367
Baxter International, Inc. 1.322% 2024	34,825	32,181
Baxter International, Inc. 1.915% 2027	23,217	20,234
Baxter International, Inc. 2.272% 2028	13,836	11,438
Bayer US Finance II, LLC 3.875% 2023[4]	6,490	6,372
Bayer US Finance II, LLC 4.25% 2025[4]	52,921	50,691
Bayer US Finance II, LLC 4.375% 2028[4]	475	435
Baylor Scott & White Holdings 0.827% 2025	5,462	4,778
Baylor Scott & White Holdings 1.777% 2030	21,418	16,461
Becton, Dickinson and Company 3.363% 2024	3,047	2,963
Boston Scientific Corp. 3.45% 2024	1,304	1,276
Centene Corp. 4.25% 2027	59,715	54,748
Centene Corp. 2.45% 2028	48,640	39,683
Centene Corp. 4.625% 2029	74,430	67,057
Centene Corp. 3.00% 2030	455	361
Centene Corp. 3.375% 2030	49,862	40,871
Centene Corp. 2.50% 2031	32,080	24,250
Centene Corp. 2.625% 2031	11,180	8,449
Cigna Corp. 1.25% 2026	22,607	19,825
Eli Lilly and Company 3.375% 2029	1,450	1,344
Gilead Sciences, Inc. 1.65% 2030	5,826	4,476
HCA, Inc. 3.125% 2027[4]	7,905	7,009
HCA, Inc. 3.375% 2029[4]	18,541	15,728
HCA, Inc. 2.375% 2031	997	739
HCA, Inc. 3.625% 2032[4]	29,000	23,502
HCA, Inc. 4.375% 2042[4]	10,000	7,495
HCA, Inc. 4.625% 2052[4]	9,495	7,153
Humana, Inc. 3.70% 2029	10,391	9,328
Merck & Co., Inc. 2.90% 2024	6,040	5,908
Merck & Co., Inc. 1.90% 2028	6,050	5,080
Merck & Co., Inc. 2.75% 2051	5,514	3,608
Novant Health, Inc. 3.168% 2051	34,790	24,141
Novartis Capital Corp. 1.75% 2025	5,160	4,841
Novartis Capital Corp. 2.00% 2027	5,544	4,980
Pfizer, Inc. 2.95% 2024	2,900	2,840
Pfizer, Inc. 3.45% 2029	1,900	1,752
Sharp HealthCare 2.68% 2050	17,350	10,786
Summa Health 3.511% 2051	20,290	13,892
Sutter Health 1.321% 2025	6,000	5,426
Trinity Health Corp. 2.632% 2040	5,000	3,416
UnitedHealth Group, Inc. 1.15% 2026	6,757	5,988
American Balanced Fund — Page 28 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.00% 2029	USD10,623	$9,909
UnitedHealth Group, Inc. 2.00% 2030	2,520	2,031
UnitedHealth Group, Inc. 2.30% 2031	3,398	2,740
UnitedHealth Group, Inc. 4.20% 2032	3,066	2,851
UnitedHealth Group, Inc. 3.05% 2041	10,000	7,288
UnitedHealth Group, Inc. 3.25% 2051	6,461	4,503
UnitedHealth Group, Inc. 4.75% 2052	3,002	2,692
Viatris, Inc. 1.65% 2025	4,735	4,215
West Virginia United Health System Obligated Group 3.129% 2050	4,625	3,026
		745,779
Consumer staples 0.37%
7-Eleven, Inc. 0.95% 2026[4]	665	574
7-Eleven, Inc. 1.30% 2028[4]	10,900	8,793
7-Eleven, Inc. 1.80% 2031[4]	18,668	13,897
Altria Group, Inc. 2.35% 2025	7,671	7,113
Altria Group, Inc. 3.40% 2030	3,494	2,834
Altria Group, Inc. 2.45% 2032	2,000	1,415
Altria Group, Inc. 5.80% 2039	1,000	876
Altria Group, Inc. 3.40% 2041	22,085	13,971
Altria Group, Inc. 3.875% 2046	7,364	4,673
Altria Group, Inc. 5.95% 2049	49,352	40,999
Altria Group, Inc. 3.70% 2051	35,542	21,524
Anheuser-Busch InBev NV 4.35% 2040	20,000	16,996
Anheuser-Busch InBev NV 4.60% 2048	10,000	8,311
British American Tobacco International Finance PLC 3.95% 2025[4]	2,125	2,028
British American Tobacco International Finance PLC 1.668% 2026	20,205	17,488
British American Tobacco PLC 3.557% 2027	9,120	8,021
British American Tobacco PLC 4.70% 2027	5,241	4,898
British American Tobacco PLC 2.259% 2028	17,837	14,215
British American Tobacco PLC 4.448% 2028	43,000	38,394
British American Tobacco PLC 3.462% 2029	2,500	2,039
British American Tobacco PLC 4.906% 2030	130	115
British American Tobacco PLC 2.726% 2031	4,625	3,449
British American Tobacco PLC 4.742% 2032	23,000	19,279
British American Tobacco PLC 4.39% 2037	53,665	38,364
British American Tobacco PLC 4.54% 2047	90,757	60,333
British American Tobacco PLC 4.758% 2049	52,869	36,157
British American Tobacco PLC 3.984% 2050	16,609	10,197
British American Tobacco PLC 5.65% 2052	9,500	7,260
Coca-Cola Company 1.00% 2028	6,090	5,021
Conagra Brands, Inc. 1.375% 2027	6,375	5,151
Conagra Brands, Inc. 5.30% 2038	1,050	924
Constellation Brands, Inc. 3.60% 2028	2,500	2,290
Constellation Brands, Inc. 2.25% 2031	4,462	3,433
Costco Wholesale Corp. 1.375% 2027	6,670	5,765
Imperial Tobacco Finance PLC 6.125% 2027[4]	11,065	10,920
JBS USA Lux SA 2.50% 2027[4]	34,174	29,267
JBS USA Lux SA 3.00% 2029[4]	25,462	20,865
JBS USA Lux SA 5.50% 2030[4]	3,220	2,980
JBS USA Lux SA 3.00% 2032[4]	23,750	17,588
JBS USA Lux SA 3.625% 2032[4]	13,471	10,552
JBS USA Lux SA 5.75% 2033[4]	63,699	57,688
Keurig Dr Pepper, Inc. 4.417% 2025	1,194	1,176
American Balanced Fund — Page 29 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper, Inc. 3.20% 2030	USD2,510	$2,139
PepsiCo, Inc. 2.625% 2041	20,000	14,123
PepsiCo, Inc. 3.625% 2050	3,109	2,549
PepsiCo, Inc. 2.75% 2051	6,891	4,703
Philip Morris International, Inc. 2.875% 2024	5,270	5,105
Philip Morris International, Inc. 1.50% 2025	6,434	5,903
Philip Morris International, Inc. 0.875% 2026	24,896	21,414
Philip Morris International, Inc. 1.75% 2030	24,609	18,012
Reynolds American, Inc. 5.85% 2045	12,364	9,728
Sysco Corp. 3.15% 2051	11,055	7,019
		668,528
Information technology 0.18%
Analog Devices, Inc. 1.70% 2028	8,576	7,172
Analog Devices, Inc. 2.10% 2031	7,571	6,011
Analog Devices, Inc. 2.80% 2041	22,698	16,102
Analog Devices, Inc. 2.95% 2051	6,514	4,357
Apple, Inc. 3.00% 2024	2,500	2,457
Apple, Inc. 1.125% 2025	3,800	3,490
Apple, Inc. 3.35% 2032	17,303	15,428
Apple, Inc. 2.40% 2050	19,820	12,361
Apple, Inc. 3.95% 2052	20,000	16,741
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	240	221
Broadcom, Inc. 4.00% 2029[4]	4,527	3,994
Broadcom, Inc. 4.15% 2032[4]	22,843	19,153
Broadcom, Inc. 2.60% 2033[4]	21,763	15,580
Broadcom, Inc. 3.469% 2034[4]	62,578	47,064
Broadcom, Inc. 3.137% 2035[4]	64,171	45,099
Broadcom, Inc. 3.187% 2036[4]	24,991	17,146
Broadcom, Inc. 4.926% 2037[4]	35,247	29,130
Fidelity National Information Services, Inc. 3.10% 2041	2,590	1,725
Fiserv, Inc. 3.50% 2029	2,440	2,125
Intuit, Inc. 0.95% 2025	3,170	2,859
Intuit, Inc. 1.35% 2027	2,890	2,453
Intuit, Inc. 1.65% 2030	3,830	2,990
Mastercard, Inc. 2.00% 2031	14,273	11,316
Microsoft Corp. 2.921% 2052	6,749	4,775
PayPal Holdings, Inc. 1.65% 2025	4,660	4,295
PayPal Holdings, Inc. 2.85% 2029	4,824	4,131
PayPal Holdings, Inc. 2.30% 2030	4,583	3,733
TSMC Global, Ltd. 4.375% 2027[4]	6,848	6,636
TSMC Global, Ltd. 4.625% 2032[4]	7,761	7,368
VeriSign, Inc. 2.70% 2031	3,958	3,076
Visa, Inc. 3.15% 2025	6,000	5,734
Visa, Inc. 2.05% 2030	7,390	6,116
		330,838
Materials 0.11%
Air Products and Chemicals, Inc. 1.50% 2025	2,610	2,374
Air Products and Chemicals, Inc. 1.85% 2027	7,229	6,377
Air Products and Chemicals, Inc. 2.05% 2030	3,140	2,573
Anglo American Capital PLC 5.375% 2025[4]	5,000	4,967
Anglo American Capital PLC 2.25% 2028[4]	4,194	3,451
Anglo American Capital PLC 3.95% 2050[4]	5,000	3,415
American Balanced Fund — Page 30 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 6.165% 2027	USD31,000	$29,378
Celanese US Holdings, LLC 6.33% 2029	10,000	9,330
Celanese US Holdings, LLC 6.379% 2032	16,711	15,550
Chevron Phillips Chemical Co., LLC 3.30% 2023[4]	2,440	2,421
Dow Chemical Co. 4.80% 2049	3,200	2,637
Dow Chemical Co. 3.60% 2050	11,345	7,771
Eastman Chemical Co. 3.80% 2025	7,405	7,133
Glencore Funding, LLC 4.125% 2024[4]	4,130	4,061
LYB International Finance III, LLC 1.25% 2025	14,881	13,090
LYB International Finance III, LLC 2.25% 2030	19,263	15,009
LYB International Finance III, LLC 3.625% 2051	38,345	25,107
LYB International Finance III, LLC 3.80% 2060	9,869	6,254
Mosaic Co. 3.25% 2022	4,750	4,744
Mosaic Co. 4.05% 2027	4,490	4,186
Newcrest Finance Pty, Ltd. 4.20% 2050[4]	2,580	1,864
Rio Tinto Finance (USA), Ltd. 2.75% 2051	7,348	4,777
Sherwin-Williams Company 3.125% 2024	4,260	4,138
Sherwin-Williams Company 2.30% 2030	3,631	2,905
Sherwin-Williams Company 3.80% 2049	2,500	1,803
Sherwin-Williams Company 3.30% 2050	2,500	1,646
South32 Treasury (USA), Ltd. 4.35% 2032[4]	7,767	6,694
Westlake Chemical Corp. 4.375% 2047	2,500	1,902
		195,557
Real estate 0.09%
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,720	2,516
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,540	2,975
Alexandria Real Estate Equities, Inc. 4.85% 2049	2,040	1,715
Alexandria Real Estate Equities, Inc. 4.00% 2050	5,210	3,897
American Tower Corp. 1.45% 2026	10,457	8,927
American Tower Corp. 1.60% 2026	19,844	17,320
American Tower Corp. 3.60% 2028	3,750	3,333
American Tower Corp. 2.30% 2031	732	549
American Tower Corp. 2.95% 2051	5,000	3,011
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]	8,150	6,138
Corporate Office Properties, LP 2.00% 2029	6,210	4,681
Corporate Office Properties, LP 2.75% 2031	6,187	4,556
Corporate Office Properties, LP 2.90% 2033	28,399	19,718
Equinix, Inc. 3.20% 2029	505	428
Equinix, Inc. 2.15% 2030	340	261
Equinix, Inc. 2.50% 2031	7,896	6,092
Essex Portfolio, LP 3.875% 2024	7,220	7,072
Essex Portfolio, LP 3.50% 2025	7,445	7,148
Essex Portfolio, LP 3.375% 2026	2,395	2,235
Extra Space Storage, Inc. 2.35% 2032	10,538	7,781
Gaming and Leisure Properties, Inc. 3.35% 2024	2,400	2,278
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	4,186
Invitation Homes Operating Partnership, LP 2.00% 2031	10,194	7,324
Public Storage 1.85% 2028	10,252	8,650
Public Storage 1.95% 2028	6,081	5,070
Public Storage 2.30% 2031	2,959	2,373
Scentre Group 3.25% 2025[4]	1,780	1,652
Scentre Group 3.75% 2027[4]	7,630	6,958
American Balanced Fund — Page 31 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating, LP 2.30% 2028	USD6,430	$5,168
Sun Communities Operating, LP 2.70% 2031	1,753	1,327
		155,339
Other 0.01%
The Rockefeller Foundation 2.492% 2050	16,850	10,582
Total corporate bonds, notes & loans		12,520,077
Asset-backed obligations 2.56%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[4,6]	14,295	14,239
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[4,6]	8,454	8,386
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[4,6]	24,440	23,505
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[4,6]	22,900	22,515
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[4,6]	14,375	13,243
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 2026[4,6]	28,830	27,024
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[4,6]	75,784	65,372
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[4,6]	4,460	3,801
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[4,6]	19,921	17,785
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[4,6]	1,542	1,292
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[4,6]	3,873	3,483
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,6]	32,460	30,631
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,6]	26,558	25,595
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[4,5,6]	17,738	17,491
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 3.462% 2030[4,5,6]	31,497	31,063
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 3.69% 2030[4,5,6]	22,285	21,867
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,6]	8,475	8,410
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,6]	5,497	5,415
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[4,6]	18,726	18,106
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,6]	3,117	2,978
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[4,6]	11,916	11,189
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 3.198% 2026[5,6]	47,350	47,373
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[6]	7,776	7,304
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[6]	8,644	7,888
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[6]	20,192	18,209
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 3.679% 2028[4,5,6]	38,476	37,883
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[4,5,6]	50,730	49,802
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,6]	1,075	1,050
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[4,6]	4,956	4,612
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[4,6]	1,905	1,641
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[4,6]	980	849
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,6]	3,800	3,607
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,6]	21,586	17,464
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,6]	3,460	2,606
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	8,000	7,917
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[6]	811	724
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[6]	794	701
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[6]	3,636	3,477
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[6]	5,195	4,724
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,6]	47,574	40,326
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[4,6]	19,209	16,458
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,6]	10,772	9,587
American Balanced Fund — Page 32 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 3.739% 2030[4,5,6]	USD70,560	$69,324
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,6]	98,930	87,986
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,6]	20,557	17,167
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[4,6]	14,662	12,848
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[4,6]	1,615	1,311
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[4,6]	61,208	52,739
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[4,6]	7,704	6,494
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 2062[4,6]	54,443	52,408
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 2062[4,6]	44,514	43,173
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 3.672% 2026[5,6]	29,758	29,768
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,6]	25,708	22,300
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,6]	34,598	30,151
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[4,6]	24,065	20,940
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[4,6]	29,808	25,570
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[4,6]	2,134	1,807
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,5,6]	10	10
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,6]	2,440	2,433
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,6]	3,062	3,060
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,6]	2,679	2,632
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,6]	2,429	2,301
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,6]	1,551	1,541
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[4,6]	9,782	9,615
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[4,6]	9,072	8,720
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[4,6]	12,021	11,417
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,6]	1,552	1,550
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 3.208% 2026[5,6]	60,740	60,719
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[6]	4,374	4,360
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	6,615	6,609
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[6]	7,845	7,831
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[6]	33,195	32,802
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[6]	19,517	18,904
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[6]	14,729	13,706
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,6]	9,023	8,899
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,6]	3,189	3,059
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,6]	1,738	1,606
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,6]	3,433	3,335
Drivetime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 2026[4,6]	1,100	1,038
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,6]	1,250	1,240
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,6]	4,324	4,217
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,6]	4,513	4,302
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,6]	3,049	2,825
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 3.492% 2028[4,5,6]	72,649	71,673
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[4,6]	7,711	6,596
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[4,6]	33,774	32,877
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 2029[4,6]	7,766	7,507
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 2029[4,6]	24,169	23,847
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[6]	10,698	10,607
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[6]	2,508	2,477
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,6]	3,700	3,643
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[6]	4,996	4,926
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,6]	28,415	28,114
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,6]	19,976	19,823
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[6]	14,127	13,612
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[6]	3,125	3,022
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[6]	13,091	12,828
American Balanced Fund — Page 33 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[6]	USD20,431	$18,659
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[6]	5,159	4,857
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 2028[6]	8,517	8,279
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,6]	52,714	47,260
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,6]	17,372	15,233
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[4,6]	24,372	23,039
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,6]	36,420	36,080
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,6]	54,515	53,668
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,6]	82,365	76,653
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 2031[4,6]	2,574	2,379
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,6]	80,360	77,313
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[4,6]	2,169	2,147
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[4,6]	20,150	17,863
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[4,6]	2,776	2,461
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[4,6]	3,979	3,404
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,6]	12,772	11,893
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,6]	62,167	55,604
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,6]	1,624	1,456
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,6]	87,837	78,217
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,6]	73,418	63,138
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,6]	76,855	66,519
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,6]	6,296	5,323
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[6]	1,165	1,158
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[6]	1,646	1,633
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,6,11]	65,170	62,687
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,6]	82,376	75,472
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,6]	30,267	27,701
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,6]	7,331	6,610
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[4,6]	24,573	22,438
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[4,6]	5,327	4,835
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[4,6]	3,260	2,918
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[4,6]	42,910	41,182
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,6]	77,352	66,295
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,6]	15,155	12,975
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,6]	7,776	6,518
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[4,6]	67,050	58,757
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[4,6]	9,772	8,336
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[4,6]	5,635	4,690
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[4,6]	45,050	41,829
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 5.077% 2031[4,5,6]	10,300	10,076
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 2027[4,6]	4,869	4,809
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 3.512% 2029[4,5,6]	18,973	18,839
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[4,5,6]	75,355	74,269
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[4,5,6]	24,834	24,553
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[4,6]	40,740	38,719
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,6]	26,594	25,655
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 2027[4,6]	36,163	35,390
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,6]	31,928	27,421
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,6]	30,283	26,102
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,6]	69,176	58,931
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,6]	74,533	66,590
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,6]	41,460	36,556
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,6]	70,412	62,866
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,6]	225,061	190,825
American Balanced Fund — Page 34 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[4,5,6]	USD24,008	$23,595
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 3.997% 2028[4,5,6]	23,956	23,680
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 3.312% 2029[4,5,6]	87,045	85,499
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 3.61% 2029[4,5,6]	4,687	4,622
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 3.912% 2029[4,5,6]	48,245	45,925
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 2031[4,5,6]	45,902	45,463
PFS Financing Corp., Series 2022-D, Class A, 4.27% 2027[4,6]	10,002	9,701
PFS Financing Corp., Series 2022-D, Class B, 4.90% 2027[4,6]	1,294	1,252
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[6]	13,836	12,564
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,6]	4,737	4,726
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,6]	5,145	5,096
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 3.452% 2030[4,5,6]	63,046	61,958
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 2030[4,6]	15,239	15,169
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 2030[4,6]	8,434	8,168
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[6]	11,251	11,195
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[6]	7,478	7,437
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 2025[6]	22,836	22,698
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[6]	17,034	16,989
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[6]	21,945	21,383
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[6]	9,240	9,173
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[6]	8,108	7,850
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 2026[6]	21,483	21,253
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[6]	12,711	12,282
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[6]	9,476	8,903
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[6]	14,067	13,264
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 2027[6]	5,894	5,770
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 2028[6]	5,506	5,365
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,6]	21,199	17,434
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,6]	3,902	3,105
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 3.548% 2053[4,5,6]	20,828	20,020
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[4,6]	37,571	31,110
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[4,5,6]	41,370	40,729
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 3.123% 2030[5,6]	371	371
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 3.373% 2033[5,6]	12,130	12,053
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,6]	45,718	38,689
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,6]	49,530	42,513
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,6]	26,956	23,960
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,6]	18,557	16,274
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,6]	29,357	26,647
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,6]	35,090	30,787
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,6]	20,786	17,909
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,6]	17,807	16,096
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[4,6]	3,000	2,614
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,6]	32,932	27,914
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,6]	43,603	37,508
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,6]	1,417	1,189
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[4,6]	17,685	15,327
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2046[4,6]	14,559	12,075
American Balanced Fund — Page 35 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[4,6]	USD529	$437
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,6]	34,690	33,446
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,6]	13,218	12,080
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,6]	107,613	92,822
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[4,6]	3,434	3,038
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[4,6]	41,976	35,315
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[4,6]	1,420	1,183
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,6]	5,971	5,811
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,6]	13,060	12,616
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,6]	16,856	15,933
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,6]	11,177	10,322
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,6]	11,486	10,934
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 2027[4,6]	7,472	6,906
		4,597,088
Bonds & notes of governments & government agencies outside the U.S. 0.49%
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	49,560	48,876
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[4]	20,000	17,735
Chile (Republic of) 3.10% 2061	17,566	10,222
CPPIB Capital, Inc. 0.50% 2024[4]	25,000	23,193
CPPIB Capital, Inc. 0.875% 2026[4]	19,807	17,153
CPPIB Capital, Inc. 2.75% 2027[4]	26,400	24,307
Development Bank of Japan, Inc. 1.25% 2026[4]	20,000	17,582
Development Bank of Japan, Inc. 1.75% 2031[4]	13,982	11,356
European Investment Bank 2.75% 2025	17,987	17,222
European Investment Bank 0.75% 2026	37,160	32,299
European Investment Bank 0.625% 2027	7,655	6,433
European Stability Mechanism 0.375% 2025[4]	26,180	23,331
Hungary (Republic of) 2.125% 2031[4]	16,635	11,423
Hungary (Republic of) 3.125% 2051[4]	20,760	11,073
Hydro-Quebec 9.50% 2030	24,700	32,810
International Bank for Reconstruction and Development 0.75% 2027	9,000	7,575
International Development Assn. 0.375% 2025[4]	21,560	19,154
Japan Bank for International Cooperation 1.25% 2031	35,628	28,028
KfW 0.375% 2025	7,671	6,876
Landwirtschaftliche Rentenbank 0.875% 2030	14,870	11,703
Manitoba (Province of) 3.05% 2024	13,380	13,109
OMERS Finance Trust 1.10% 2026[4]	29,740	26,416
OMERS Finance Trust 3.50% 2032[4]	42,128	38,441
OMERS Finance Trust 4.00% 2052[4]	42,128	35,392
Ontario Teachers’ Finance Trust 3.00% 2027[4]	20,000	18,757
Panama (Republic of) 3.298% 2033	23,825	18,425
Panama (Republic of) 4.50% 2063	5,165	3,426
Peru (Republic of) 2.392% 2026	2,730	2,481
Peru (Republic of) 1.862% 2032	45,265	31,885
Peru (Republic of) 2.78% 2060	50,070	27,351
Philippines (Republic of) 1.648% 2031	13,829	10,432
Philippines (Republic of) 6.375% 2034	24,780	26,001
Philippines (Republic of) 2.65% 2045	7,941	4,922
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	20,000	19,548
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	4,910	4,799
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	17,050	16,875
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	2,950	2,920
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	1,360	1,219
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	3,850	2,908
American Balanced Fund — Page 36 of 44

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.375% 2024[4]	USD24,780	$24,300
Qatar (State of) 4.00% 2029[4]	10,000	9,600
Qatar (State of) 4.817% 2049[4]	10,000	9,279
Quebec (Province of) 2.75% 2027	25,770	24,059
Saskatchewan (Province of) 3.25% 2027	21,459	20,457
Saudi Arabia (Kingdom of) 3.25% 2030[4]	23,050	20,768
Saudi Arabia (Kingdom of) 5.25% 2050[4]	10,000	9,386
Swedish Export Credit Corp. 3.625% 2024	36,618	36,073
United Mexican States 2.659% 2031	23,299	17,921
United Mexican States 4.875% 2033	22,655	19,959
United Mexican States 3.771% 2061	13,292	7,891
		883,351
Municipals 0.39% California 0.06%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 2052	8,860	5,613
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 2052	12,795	8,491
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	5,955	5,330
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	8,260	7,193
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	1,745	1,709
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	4,705	3,707
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036	5,965	4,774
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 2038	29,590	22,286
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041	8,945	6,810
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	9,630	6,928
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	10,885	9,425
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	4,554
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	4,644
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	5,075
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 2041	2,990	2,103
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 2051	12,570	8,787
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	235	233
		107,662
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	70	70
Florida 0.05%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,950	10,825
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	44,105	37,751
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	56,145	45,138
		93,714
American Balanced Fund — Page 37 of 44

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Guam 0.00%	Principal amount (000)	Value (000)
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	USD960	$794
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	1,260	1,016
		1,810
Illinois 0.17%
G.O. Bonds, Series 2019-A, 4.20% 2024	11,890	11,698
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	6,580
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	9,730	9,728
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	231,670	220,934
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	48,850	47,044
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,210	6,313
		302,297
Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	7,285	5,358
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 2122	11,850	8,847
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 2052	7,400	5,690
		19,895
New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 4.059% 2028[5]	5,000	5,003
New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026 (escrowed to maturity)	17,250	15,403
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	19,440	16,563
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	1,332	1,319
		33,285
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	49,650	43,824
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	110	110
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	60	60
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	800	797
		967
Wisconsin 0.05%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	95,465	85,240
Total municipals		693,767
Federal agency bonds & notes 0.05%
Fannie Mae 0.375% 2025[9]	17,840	15,953
Fannie Mae 0.75% 2027[9]	12,590	10,699
Fannie Mae 0.875% 2030[9]	18,997	14,860
Federal Farm Credit Banks 1.75% 2025	15,533	14,628
American Balanced Fund — Page 38 of 44

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank 5.50% 2036	USD600	$671
Private Export Funding Corp. 3.55% 2024	25,667	25,438
		82,249
Total bonds, notes & other debt instruments (cost: $61,632,232,000)		55,661,367
Short-term securities 12.12% Money market investments 12.06%	Shares
Capital Group Central Cash Fund 2.81%[3,12]	216,916,578	21,689,488
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 2.81%[3,12,13]	373,867	37,383
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[12,13]	25,600,000	25,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[12,13]	21,300,000	21,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[12,13]	8,773,914	8,774
Dreyfus Treasury Obligations Cash Management, Institutional Shares 2.85%[12,13]	7,400,000	7,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[12,13]	4,200,000	4,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[12,13]	2,100,000	2,100
		106,757
Total short-term securities (cost: $21,793,652,000)		21,796,245
Total investment securities 107.64% (cost: $171,764,944,000)		193,528,361
Other assets less liabilities (7.64)%		(13,736,511)
Net assets 100.00%		$179,791,850
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
30 Day Federal Funds Futures	Long	16,023	November 2022	USD6,470,805	$(2,727)
30 Day Federal Funds Futures	Long	52,105	December 2022	20,907,718	(16,594)
30 Day Federal Funds Futures	Short	11,507	February 2023	(4,592,859)	137,573
90 Day Eurodollar Futures	Long	15,105	December 2022	3,599,144	(140,761)
3 Month SOFR Futures	Long	14	March 2023	3,350	(35)
90 Day Eurodollar Futures	Long	49,375	September 2023	11,778,406	(458,265)
90 Day Eurodollar Futures	Short	41,611	December 2023	(9,935,667)	364,603
90 Day Eurodollar Futures	Short	11,035	December 2024	(2,649,917)	76,291
2 Year U.S. Treasury Note Futures	Long	27,905	December 2022	5,731,425	(44,651)
5 Year U.S. Treasury Note Futures	Long	86,032	December 2022	9,249,112	(285,998)
10 Year Japanese Government Bond Futures	Short	671	December 2022	(687,551)	(783)
10 Year U.S. Treasury Note Futures	Long	21,177	December 2022	2,373,148	(75,103)
10 Year Ultra U.S. Treasury Note Futures	Short	31,486	December 2022	(3,730,599)	214,288
20 Year U.S. Treasury Bond Futures	Long	6,462	December 2022	816,837	(64,591)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,022	December 2022	(140,014)	4,049
					$(292,704)
American Balanced Fund — Page 39 of 44

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD1,341,000	$(74,185)	$—	$(74,185)
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024	735,000	(42,023)	—	(42,023)
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	1,049,800	2,487	—	2,487
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	1,049,800	(466)	—	(466)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	1,074,700	(958)	—	(958)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	31,095	—	31,095
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(3,757)	—	(3,757)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	16,294	—	16,294
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	2,805	—	2,805
						$(68,708)	$—	$(68,708)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD2,368,953	$8,405	$(2,787)	$11,192
Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Common stocks 0.19%
Consumer discretionary 0.00%
Toll Brothers, Inc.[14]	$572,297	$—	$464,830	$208,944	$(316,411)	$—	$1,344
Materials 0.19%
Royal Gold, Inc.	434,997	76,707	144,699	17,709	(46,024)	338,690	3,983
Real estate 0.00%
Iron Mountain, Inc. REIT[15]	948,511	—	289,079	75,102	(211,688)	—	12,524
Embassy Office Parks REIT[14]	209,044	15,864	220,091	(7,447)	2,630	—	10,985
						—
Total common stocks						338,690
Investment funds 5.14%
Capital Group Central Corporate Bond Fund	11,633,296	618,872	736,797	(102,627)	(2,166,611)	9,246,133	221,197
Short-term securities 12.08%
Money market investments 12.06%
Capital Group Central Cash Fund 2.81%[12]	14,510,086	28,304,694	21,123,267	(2,626)	601	21,689,488	138,820
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 2.81%[12,13]	114,102		76,719[16]			37,383	—[17]
Total short-term securities						21,726,871
Total 17.41%				$189,055	$(2,737,503)	$31,311,694	$388,853
American Balanced Fund — Page 40 of 44

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $109,577,000, which represented .06% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,416,903,000, which represented 5.24% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Step bond; coupon rate may change at a later date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $839,302,000, which represented .47% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Value determined using significant unobservable inputs.
[12]	Rate represents the seven-day yield at 9/30/2022.
[13]	Security purchased with cash collateral from securities on loan.
[14]	Affiliated issuer during the reporting period but no longer held at 9/30/2022.
[15]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2022. Refer to the investment portfolio for the security value at 9/30/2022.
[16]	Represents net activity.
[17]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Balanced Fund — Page 41 of 44

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $79,304,304,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $28,826,240,000 and $3,835,180,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Balanced Fund — Page 42 of 44

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$19,156,901	$725,175	$—	$19,882,076
Information technology	18,635,046	312,567	—	18,947,613
Consumer discretionary	11,648,135	610,634	—	12,258,769
Financials	10,998,015	382,676	—	11,380,691
Consumer staples	8,062,852	1,791,922	—	9,854,774
Energy	9,435,580	—	—	9,435,580
Industrials	8,345,847	192,004	—	8,537,851
Communication services	7,200,260	—	—	7,200,260
Materials	3,358,433	479,200	—	3,837,633
Real estate	3,609,573	—	—	3,609,573
Utilities	1,601,255	75,614	—	1,676,869
Preferred securities	—	5,933	—	5,933
Convertible stocks	196,994	—	—	196,994
Investment funds	9,246,133	—	—	9,246,133
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	19,364,750	—	19,364,750
U.S. Treasury bonds & notes	—	17,520,085	—	17,520,085
Corporate bonds, notes & loans	—	12,520,077	—	12,520,077
Asset-backed obligations	—	4,534,401	62,687	4,597,088
Bonds & notes of governments & government agencies outside the U.S.	—	883,351	—	883,351
Municipals	—	693,767	—	693,767
Federal agency bonds & notes	—	82,249	—	82,249
Short-term securities	21,796,245	—	—	21,796,245
Total	$133,291,269	$60,174,405	$62,687	$193,528,361

American Balanced Fund — Page 43 of 44

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$796,804	$—	$—	$796,804
Unrealized appreciation on centrally cleared interest rate swaps	—	52,681	—	52,681
Unrealized appreciation on centrally cleared credit default swaps	—	11,192	—	11,192
Liabilities:
Unrealized depreciation on futures contracts	(1,089,508)	—	—	(1,089,508)
Unrealized depreciation on centrally cleared interest rate swaps	—	(121,389)	—	(121,389)
Total	$(292,704)	$(57,516)	$—	$(350,220)
*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviations
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-011-1122O-S89804	American Balanced Fund — Page 44 of 44